Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	true
Amendment Description	Amendment No. 3 to Form S-11
Document Period End Date	Mar 31, 2013
Trading Symbol	ck0001466085
Entity Registrant Name	INDEPENDENCE REALTY TRUST, INC
Entity Central Index Key	0001466085
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in real estate:
Investments in real estate at cost	$ 153,717	$ 153,565	$ 137,428
Accumulated depreciation	(13,110)	(12,283)	(9,304)
Investments in real estate, net	140,607	141,282	128,124
Cash and cash equivalents	2,728	2,533	1,107
Restricted cash	1,176	1,150	1,072
Accounts receivable and other assets	284	345	543
Intangible assets, net of accumulated amortization	157	274	0
Deferred costs, net of accumulated amortization	595	613	506
Total Assets	145,547	146,197	131,352
LIABILITIES AND EQUITY:
Mortgage indebtedness	92,413	92,413	82,175
Accounts payable and accrued expenses	1,770	1,986	1,529
Accrued interest payable	32	32	0
Dividends payable	504	499	240
Other liabilities	456	416	350
Total Liabilities	95,175	95,346	84,294
Stockholders' equity:
Preferred stock value	0	0	0
Common stock value	4	3	0
Additional paid-in capital	3,591	3,490	200
Retained earnings (accumulated deficit)	(448)	(401)	(113)
Total stockholders' equity	3,147	3,092	87
Non-controlling interest	47,225	47,759	46,971
Total Equity	50,372	50,851	47,058
Total Liabilities and Equity	$ 145,547	$ 146,197	$ 131,352

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, accumulated amortization	$ 196	$ 79	$ 0
Deferred costs accumulated amortization	$ 86	$ 68	$ 15
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	125	125	0
Preferred stock, shares outstanding	125	125	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	356,558	345,063	20,000
Common stock, shares outstanding	356,558	345,063	20,000

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Rental income	$ 4,178	$ 3,566		$ 14,849	$ 7,716	$ 0
Tenant reimbursement and other property income	223	193		818	441	0
Other income	287	231		962	511	5
Total revenue	4,688	3,990		16,629	8,668	5
EXPENSES:
Property operating expenses	2,165	1,885		8,066	4,477	0
General and administrative expenses	259	305		1,208	575	0
Acquisition expenses	0	27		157	488	0
Depreciation and amortization	1,036	820		3,466	1,771	0
Total expenses	3,460	3,037		12,897	7,311	0
Operating Income	1,228	953		3,732	1,357	5
Interest expense	(888)	(800)		(3,305)	(1,727)	0
Income (loss) before taxes				427	(370)	5
Income tax provision				0	0	(1)
Net income (loss)	340	153		427	(370)	4
Income (loss) allocated to preferred shares	(4)	(4)		(15)	0	0
Income (loss) allocated to non-controlling interest	(332)	(175)		(535)	258	0
Net income (loss) allocable to common shares	$ 4	$ (26)		$ (123)	$ (112)	$ 4
Earnings (loss) per share:
Basic	$ 0.01	$ (0.21)	[1]	$ (0.45)	$ (5.6)	$ 0.2
Diluted	$ 0	$ (0.21)	[1]	$ (0.45)	$ (5.6)	$ 0.2
Weighted-average shares:
Basic	345,910	125,495		275,384	20,000	20,000
Diluted	5,620,810	125,495		275,384	20,000	20,000
Dividends declared per common share	$ 0.15	$ 0.15

[1]	The summation of quarterly per share amounts do not equal the full year amounts.

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 340	$ 153	$ 427	$ (370)	$ 4
Depreciation and amortization	1,036	820	3,466	1,771	0
Amortization of deferred financing costs	18	12	121	15	0
Changes in assets and liabilities:
Accounts Receivable and other assets	61	269	240	(333)	0
Accounts payable and accrued expenses	(114)	(94)	164	1,075	(1)
Other liabilities	40	4	66	38	0
Cash flow from operating activities	1,381	1,164	4,484	2,196	3
Cash flows from investing activities:
Acquisition of real estate properties			(15,781)	(18,244)	0
Capital expenditures	(244)	(260)	(1,148)	(868)	0
(Increase) decrease in restricted cash	(26)	(132)	1	324	0
Cash flow from investing activities	(270)	(392)	(16,928)	(18,788)	0
Cash flows from financing activities:
Proceeds from issuance of preferred stock	0	101	100	0	0
Proceeds from issuance of common stock	102	3,000	3,193	0	0
Proceeds from issuance of non-controlling interests			3,500	1,250	0
Proceeds from mortgage indebtedness			10,238	17,600	0
Proceeds from repayment of short-term notes			0	0	(200)
Issuance of short-term notes			0	0	200
Proceeds from subscriptions			0	0	1,130
Subscriptions payable			0	0	(1,130)
Payments for deferred financing costs	(102)	(3)	7	(338)	0
Distributions on preferred stock			(15)	0	0
Distributions on common stock	(50)	(3)	(149)	(5)	0
Distributions to non-controlling interests	(866)	(760)	(3,004)	(1,017)	0
Net cash from financing activities	(916)	2,335	13,870	17,490	0
Net change in cash and cash equivalents	195	3,107	1,426	898	3
Cash and cash equivalents at the beginning of the period	2,533	1,107	1,107	209	206
Cash and cash equivalents at the end of the period	2,728	4,214	2,533	1,107	209
Supplemental cash flow information:
Cash paid for interest	871	787	3,271	1,727	0
Mortgage indebtedness assumed to acquire real estate properties			0	64,575	0
Non-controlling interests issued to acquire real estate properties			$ 0	$ 47,233	$ 0

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 427	$ (370)	$ 4
Comprehensive income (loss) before allocation to non-controlling interests	427	(370)	4
Allocation to preferred shares	(15)	0	0
Allocation to non-controlling interests	(535)	258	0
Comprehensive income (loss)	$ (123)	$ (112)	$ 4

Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Issuance Of Preferred Stock	Issuance Of Common Stock	Preferred Stock	Preferred Stock Issuance Of Preferred Stock	Common Stock	Common Stock Issuance Of Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Issuance Of Preferred Stock	Additional Paid-In Capital Issuance Of Common Stock	Retained Earnings (accumulated deficit)	Total Stockholder's Equity	Total Stockholder's Equity Issuance Of Preferred Stock	Total Stockholder's Equity Issuance Of Common Stock	Non-Controlling Interest
Beginning Balance at Dec. 31, 2009	$ 203					$ 0		$ 200			$ 1	$ 201			$ 2
Beginning Balance (in shares) at Dec. 31, 2009						20,000
Net income (loss)	4										4	4
Ending Balance at Dec. 31, 2010	207					0		200			5	205			2
Ending Balance (in shares) at Dec. 31, 2010						20,000
Net income (loss)	(370)										(112)	(112)			(258)
Distribution to non-controlling interest declared	(1,256)														(1,256)
Common dividends declared	(6)										(6)	(6)
Issuance of non-controlling interest	48,483														48,483
Ending Balance at Dec. 31, 2011	47,058					0		200			(113)	87			46,971
Ending Balance (in shares) at Dec. 31, 2011	20,000					20,000
Net income (loss)	427										(108)	(108)			535
Distribution to non-controlling interest declared	(3,247)														(3,247)
Preferred dividends	(15)										(15)	(15)
Common dividends declared	(165)										(165)	(165)
Issuance of shares (in shares)					125		325,063
Issuance of shares		100	3,193		0		3		100	3,190			100	3,193
Issuance of non-controlling interest	3,500														3,500
Ending Balance at Dec. 31, 2012	$ 50,851			$ 0		$ 3		$ 3,490			$ (401)	$ 3,092			$ 47,759
Ending Balance (in shares) at Dec. 31, 2012	345,063			125		345,063

Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization

NOTE 1: Organization

Independence Realty Trust, Inc., or the Company, was formed on March 26, 2009 as a Maryland corporation that has elected to be taxed as a real estate investment trust, or REIT, commencing with the taxable year ended December 31, 2011. We are externally managed by a subsidiary of RAIT Financial Trust, or RAIT, a publicly traded Maryland REIT whose common shares are listed on the New York Stock Exchange under the symbol “RAS.” As used herein, the terms “we,” “our” and “us” refer to the Company and, as required by context, Independence Realty Operating Partnership, LP, which we refer to as our operating partnership, and their subsidiaries. We currently hold a portfolio of apartment properties and intend to invest the net proceeds of our ongoing public offering in a diversified portfolio of apartment properties that have the potential to generate attractive returns. We own substantially all of our assets and conduct our operations through our operating partnership, of which we are the sole general partner.

We sold 20,000 shares of our common stock to Independence Realty Advisors, LLC, our advisor, on April 30, 2009. Our advisor was purchased on January 20, 2011 by a wholly owned subsidiary of RAIT. Our advisor transferred its 20,000 shares to RAIT NTR Holdings, LLC, or RAIT NTR, an indirect wholly owned subsidiary of RAIT, on June 18, 2012.

On June 10, 2011, our Registration Statement on Form S-11 (File No. 333-173391), or the registration statement, for a continuous offering of a minimum of 250,000 shares and a maximum of 100,000,000 shares of common stock for sale to the public at a price of $10.00 per share (subject to certain discounts) in the primary offering and $9.50 per share pursuant to our distribution reinvestment plan, which we refer to collectively as our continuous offering, was declared effective under the Securities Act of 1933, as amended, or the Securities Act. During the quarter ended March 31, 2012, we satisfied the minimum offering amount of our offering as a result of our sale of 300,000 shares of our common stock for $10.00 per share for total gross proceeds of $3,000 to RAIT NTR. During the three months ended March 31, 2013, we sold an additional 11,300 shares in our offering to unaffiliated investors. Through April 8, 2013, we sold common stock pursuant to this registered continuous offering carried out in a manner consistent with offerings of non-listed REITs. Subsequently, we decided to sell shares of common stock in an underwritten public offering and terminate our continuous offering. Accordingly, we amended the registration statement, or the amended registration statement, on April 26, 2013 to terminate our continuous offering and describe the anticipated underwritten public offering, or the underwritten offering. There can be no assurance that we will be able to complete the underwritten offering. While the amended registration statement has been filed with the SEC, it has not yet been declared effective by the SEC. The common stock to be registered pursuant to our amended registration statement may not be sold nor may offers to buy be accepted prior to the time the amended registration statement becomes effective. Any disclosure concerning the underwritten offering is neither an offer nor a solicitation to purchase our securities.

In order to facilitate our qualification as a REIT, on January 4, 2012, we issued and sold 125 shares of our 12.5% Series A Cumulative Non-Voting Preferred Stock to 125 accredited investors who are not affiliated with us.

Subject to certain restrictions and limitations, our business is externally managed on a day-to-day basis by our advisor, a wholly owned subsidiary of RAIT, pursuant to an advisory agreement between us and our advisor. Our advisor conducts our operations and manages our portfolio of real estate investments. We have no paid employees.

We retained Independence Realty Securities, LLC, or IR Securities, a wholly owned subsidiary of RAIT, to serve as dealer manager for our continuous offering and assume responsibility for marketing our common shares in the continuous offering. IR Securities will not participate in the underwritten offering. Because our advisor and IR Securities are indirectly owned and controlled by RAIT, they are affiliated with us and are considered related parties. IR Securities received compensation and fees for services related to our continuous offering terminated by the amended registration statement and our advisor receives compensation and fees for services related to the investment and management of our assets. The compensation levels during our offering, acquisition and operational stages are based on percentages of offering proceeds, the cost of properties acquired and the annual revenue earned from such properties, respectively.

As of March 31, 2013, we owned eight apartment properties with 2,004 units located in six states.

NOTE 1: Organization

Independence Realty Trust, Inc., or the Company, was formed on March 26, 2009 as a Maryland corporation that has elected to be taxed as a real estate investment trust, or REIT, commencing with the taxable year ended December 31, 2011. We are sponsored by RAIT Financial Trust, our sponsor, a publicly traded Maryland REIT whose common shares are listed on the New York Stock Exchange under the symbol “RAS.” As used herein, the terms “we,” “our” and “us” refer to the Company and, as required by context, Independence Realty Operating Partnership, LP, which we refer to as our operating partnership, and their subsidiaries. We currently hold a portfolio of apartment properties and intend to invest the net proceeds of our ongoing public offering in a diversified portfolio of apartment properties that have the potential to generate attractive returns. We own substantially all of our assets and conduct our operations through our operating partnership, of which we are the sole general partner.

We sold 20,000 shares of our common stock to Independence Realty Advisors, LLC, our advisor, on April 30, 2009. Our advisor was purchased on January 20, 2011 by a wholly owned subsidiary of our sponsor. Our advisor transferred its 20,000 shares to RAIT NTR Holdings, LLC, or RAIT NTR, an indirect wholly owned subsidiary of our sponsor, on June 18, 2012.

On June 10, 2011, our Registration Statement on Form S-11 (File No. 333-173391) for an offering of a minimum of 250,000 shares and a maximum of 100,000,000 shares of common stock for sale to the public at a price of $10.00 per share (subject to certain discounts) in the primary offering and $9.50 per share pursuant to our distribution reinvestment plan, which we refer to collectively as our offering, was declared effective under the Securities Act of 1933, as amended, or the Securities Act. During the quarter ended March 31, 2012, we satisfied the minimum offering amount of our offering as a result of our sale of 300,000 shares of our common stock for $10.00 per share for total gross proceeds of $3,000 to RAIT NTR. During the year ended December 31, 2012, we sold an additional 25,000 shares in our offering to unaffiliated investors. We intend to invest the net proceeds of our ongoing public offering in a diversified portfolio of apartment properties with strong and stable cash flows that have the potential to generate attractive distributions for our investors, with a primary focus on core and stabilized apartment properties that are well leased and produce predictable income.

In order to facilitate our qualification as a REIT, on January 4, 2012, we issued and sold 125 shares of our 12.5% Series A Cumulative Non-Voting Preferred Stock to 125 accredited investors who are not affiliated with us.

Subject to certain restrictions and limitations, our business is externally managed on a day-to-day basis by our advisor, a wholly owned subsidiary of our sponsor, pursuant to an advisory agreement between us and our advisor. Our advisor conducts our operations and manages our portfolio of real estate investments. We have no paid employees.

We have retained Independence Realty Securities, LLC, or our dealer manager, a wholly owned subsidiary of our sponsor, to serve as our dealer manager for our offering and assume responsibility for marketing our common shares. Because our advisor and our dealer manager are indirectly owned and controlled by our sponsor, they are affiliated with us and are considered related parties. Our advisor and our dealer manager receive compensation and fees for services related to our offering and for the investment and management of our assets. The compensation levels during our offering, acquisition and operational stages are based on percentages of offering proceeds, the cost of properties acquired and the annual revenue earned from such properties, respectively.

As of December 31, 2012, we owned eight apartment properties with 2,004 units located in six states.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies

NOTE 2: Summary of Significant Accounting Policies

a. Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared by management in accordance with U.S. generally accepted accounting principles, or GAAP. Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations, although we believe that the included disclosures are adequate to make the information presented not misleading. The unaudited interim consolidated financial statements should be read in conjunction with our audited financial statements as of and for the year ended December 31, 2012 included elsewhere in this prospectus. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our consolidated financial position and consolidated results of operations and cash flows are included. The results of operations for the interim periods presented are not necessarily indicative of the results for the full year.

b. Principles of Consolidation

The consolidated financial statements reflect our accounts and the accounts of our operating partnership and other wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

c. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

d. Organization and Offering Costs

We have incurred accounting and offering costs in connection with our continuous offering and expect to incur additional accounting and offering costs in connection with our underwritten offering. The offering and organization costs, which are primarily being incurred by our advisor, are expected to be paid or reimbursed by us with offering proceeds.

Our advisor has advanced or reimbursed, and may continue to advance or reimburse, all the organization and offering costs incurred on our behalf. We will reimburse our advisor up to 1.0% of gross offering proceeds. As of March 31, 2013, our offering proceeds were $3,293. Organization and offering costs include items such as legal and accounting fees, marketing, promotional and printing costs. All organizational cost will be expensed when incurred. All offering costs will be recorded as a reduction of additional paid-in-capital when incurred. Our advisor has incurred $4,392 of organization and offering costs from our date of inception through March 31, 2013, of which $34 have been reimbursed to our advisor.

e. Revenue Recognition

Minimum rents are recognized on an accrual basis, over the terms of the related leases on a straight-line basis. Any above-market lease values and the capitalized below-market lease values are amortized as an adjustment to rental income over the lease term. Recoveries from residential tenants for utility costs are recognized as revenue in the period that the applicable costs are incurred.

f. Accounts Receivable and Allowance for Bad Debts

We make estimates of the collectability of our accounts receivable related to base rents, expense reimbursements and other revenue. We analyze accounts receivable and historical bad debt levels, tenant credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants experiencing financial difficulties are analyzed and estimates are made in connection with expected uncollectible receivables. Our reported operating results are directly affected by management’s estimate of the collectability of accounts receivable.

g. Investments in Real Estate

Allocation of Purchase Price of Acquired Assets

We account for acquisitions of properties in accordance with FASB ASC Topic 805, “Business Combinations”. The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting of land, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases for acquired in-place leases and the value of tenant relationships, based in each case on their fair values. Purchase accounting is applied to assets and liabilities associated with the real estate acquired. Transaction costs and fees incurred related to acquisitions are expensed as incurred. Transaction costs and fees incurred related to the acquisition of a joint venture interest, accounted for under the equity method of accounting, are capitalized as part of the cost of the investment.

Upon the acquisition of properties, we estimate the fair value of acquired tangible assets (consisting of land, building and improvements) and identified intangible assets and liabilities (consisting of above and below-market leases, in-place leases and tenant relationships), and assumed debt at the date of acquisition, based on the evaluation of information and estimates available at that date. Based on these estimates, we allocate the initial purchase price to the applicable assets and liabilities. As final information regarding fair value of the assets acquired and liabilities assumed is received and estimates are refined, appropriate adjustments will be made to the purchase price allocation, in no case later than twelve months of the acquisition date.

        In determining the fair value of the identified intangible assets and liabilities of an acquired property, above-market and below-market in-place lease values are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the differences between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management’s estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining term of the lease. The capitalized above-market lease values and the capitalized below-market lease values are amortized as an adjustment to rental income over the lease term.

The aggregate value of in-place leases is determined by evaluating various factors, including an estimate of carrying costs during the expected lease-up periods, current market conditions and similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses, and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions, legal and other related costs. The value assigned to this intangible asset is amortized over the remaining lease terms.

Impairment of Long-Lived Assets

Management evaluates the recoverability of its investment in real estate assets, including related identifiable intangible assets, in accordance with FASB ASC Topic 360, “Property, Plant and Equipment”. This statement requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that recoverability of the assets is not assured.

Management evaluates the long-lived assets on an ongoing basis and records an impairment charge when there is an indicator of impairment. The estimated cash flows used for the impairment analysis and the determination of estimated fair value are based on our plans for the respective assets and our views of market and economic conditions. The estimates consider matters such as current and historical rental rates, occupancies for the respective and/or comparable properties, and recent sales data for comparable properties. Changes in estimated future cash flows due to changes in our plans or views of market and economic conditions could result in recognition of impairment losses, which, under the applicable accounting guidance, could be substantial.

Depreciation and Amortization

Depreciation expense for real estate assets are computed using a straight-line method based on a life of 40 years for buildings and improvements and five to ten years for equipment and fixtures. Expenditures for tenant improvements are capitalized and amortized over the initial term of each lease.

h. Fair Value of Financial Instruments

In accordance with FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined in FASB ASC Topic 820, “Fair Value Measurements and Disclosures” and directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, are as follows:

•

Level 1: Valuations are based on unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date. The types of assets carried at level 1 fair value generally are equity securities listed in active markets. As such, valuations of these investments do not entail a significant degree of judgment.

•

Level 2: Valuations are based on quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3: Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of investment, whether the investment is new, whether the investment is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by us in determining fair value is greatest for instruments categorized in level 3.

Fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, our own assumptions are set to reflect those that management believes market participants would use in pricing the asset or liability at the measurement date. We use prices and inputs that management believes are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be transferred from Level 1 to Level 2 or Level 2 to Level 3.

Fair value for certain of our Level 3 financial instruments is derived using internal valuation models. These internal valuation models include discounted cash flow analyses developed by management using current interest rates, estimates of the term of the particular instrument, specific issuer information and other market data for securities without an active market. In accordance with FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, the impact of our own credit spreads is also considered when measuring the fair value of financial assets or liabilities, including derivative contracts. Where appropriate, valuation adjustments are made to account for various factors, including bid-ask spreads, credit quality and market liquidity. These adjustments are applied on a consistent basis and are based on observable inputs where available. Management’s estimate of fair value requires significant management judgment and is subject to a high degree of variability based upon market conditions, the availability of specific issuer information and management’s assumptions.

FASB ASC Topic 825, “Financial Instruments” requires disclosure of the fair value of financial instruments for which it is practicable to estimate that value. The fair value of mortgage indebtedness is based on a discounted cash flows valuation technique, which classifies this as a level 3 liability within the fair value hierarchy. The carrying value and fair value of mortgage indebtedness as of March 31, 2013 is $92,413 and $96,557, respectively. The fair value of cash and cash equivalents and restricted cash approximates cost due to the nature of these instruments.

i. Deferred Costs

We capitalize initial direct costs in accordance with FASB ASC Topic 310, “Receivables”. The costs are capitalized upon the execution of the loan or lease and amortized over the initial term of the corresponding loan or lease. Deferred loan costs are amortized to interest expense over the term of the loan. Deferred leasing costs are amortized to amortization expense over the initial term of the lease.

j. Income Taxes

We have elected to be taxed as a REIT beginning with the taxable year ended December 31, 2011. Accordingly, we recorded no income tax expense for the three months ended March 31, 2013 and 2012.

To qualify as a REIT, we must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our ordinary taxable income to stockholders. As a REIT, we generally are not subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders, however, we believe that we are organized and operate in such a manner as to qualify and maintain treatment as a REIT and intend to operate in such a manner so that we will remain qualified as a REIT for federal income tax purposes.

k. Earnings per Share

Earnings per share is computed in accordance with FASB ASC Topic 260, “Earnings per Share”, by dividing the net income by the weighted average number of common shares outstanding during the respective period. Earnings per share excludes 5,274,900 limited partnership units that are convertible into common stock as their effect would be anti-dilutive for the three-months ended March 31, 2012.

l. Recent Accounting Pronouncements

In June 2011, the FASB issued an accounting standard classified under FASB ASC Topic 222, “Comprehensive Income”. This accounting standard amends existing guidance to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income by requiring entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. In December 2011, the FASB issued an accounting standard that deferred the new presentation requirements about reclassification adjustments. Both of these accounting standards are effective for fiscal years, and interim periods with those years, beginning after December 15, 2011. The adoption of these standards did not have a material effect on our consolidated financial statements.

NOTE 2: Summary of Significant Accounting Policies

a. Basis of Presentation

The accompanying consolidated financial statements have been prepared by management in accordance with U.S. generally accepted accounting principles, or GAAP. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our consolidated financial position and consolidated results of operations, equity and cash flows are included.

b. Principles of Consolidation

The consolidated financial statements reflect our accounts and the accounts of our operating partnership. All intercompany accounts and transactions have been eliminated in consolidation.

c. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

d. Organization and Offering Costs

We have incurred and expect to incur additional accounting and offering costs in connection with our offering. The offering and organization costs, which are primarily being incurred by our advisor, are expected to be paid or reimbursed by us with offering proceeds.

Our advisor has advanced or reimbursed, and may continue to advance or reimburse, all the organization and offering costs incurred on our behalf. We will reimburse our advisor up to 1.0% of gross offering proceeds. As of December 31, 2012, our offering proceeds were $3,225. Organization and offering costs include items such as legal and accounting fees, marketing, promotional and printing costs. All organizational cost will be expensed when incurred. All offering costs will be recorded as a reduction of additional paid-in-capital when incurred. Our advisor has incurred $4,190 of organization and offering costs from our date of inception through December 31, 2012, of which $32 have been reimbursed to our advisor.

e. Revenue Recognition

Minimum rents are recognized on an accrual basis, over the terms of the related leases on a straight-line basis. Any above-market lease values and the capitalized below-market lease values are amortized as an adjustment to rental income over the lease term. Recoveries from residential tenants for utility costs are recognized as revenue in the period that the applicable costs are incurred.

f. Accounts Receivable and Allowance for Bad Debts

We make estimates of the collectability of our accounts receivable related to base rents, expense reimbursements and other revenue. We analyze accounts receivable and historical bad debt levels, tenant credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants experiencing financial difficulties are analyzed and estimates are made in connection with expected uncollectible receivables. Our reported operating results are directly affected by management’s estimate of the collectability of accounts receivable.

g. Investments in Real Estate

Allocation of Purchase Price of Acquired Assets

We account for acquisitions of properties in accordance with FASB ASC Topic 805, “Business Combinations”. The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting of land, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases for acquired in-place leases and the value of tenant relationships, based in each case on their fair values. Purchase accounting is applied to assets and liabilities associated with the real estate acquired. Transaction costs and fees incurred related to acquisitions are expensed as incurred. Transaction costs and fees incurred related to the acquisition of a joint venture interest, accounted for under the equity method of accounting, are capitalized as part of the cost of the investment.

Upon the acquisition of properties, we estimate the fair value of acquired tangible assets (consisting of land, building and improvements) and identified intangible assets and liabilities (consisting of above and below-market leases, in-place leases and tenant relationships), and assumed debt at the date of acquisition, based on the evaluation of information and estimates available at that date. Based on these estimates, we allocate the initial purchase price to the applicable assets and liabilities. As final information regarding fair value of the assets acquired and liabilities assumed is received and estimates are refined, appropriate adjustments will be made to the purchase price allocation, in no case later than twelve months of the acquisition date.

In determining the fair value of the identified intangible assets and liabilities of an acquired property, above-market and below-market in-place lease values are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the differences between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management’s estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining term of the lease. The capitalized above-market lease values and the capitalized below-market lease values are amortized as an adjustment to rental income over the lease term.

The aggregate value of in-place leases is determined by evaluating various factors, including an estimate of carrying costs during the expected lease-up periods, current market conditions and similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses, and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions, legal and other related costs. The value assigned to this intangible asset is amortized over the remaining lease terms.

Impairment of Long-Lived Assets

Management evaluates the recoverability of its investment in real estate assets, including related identifiable intangible assets, in accordance with FASB ASC Topic 360, “Property, Plant and Equipment”. This statement requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that recoverability of the assets is not assured.

Management evaluates the long-lived assets on an ongoing basis and records an impairment charge when there is an indicator of impairment. The estimated cash flows used for the impairment analysis and the determination of estimated fair value are based on our plans for the respective assets and our views of market and economic conditions. The estimates consider matters such as current and historical rental rates, occupancies for the respective and/or comparable properties, and recent sales data for comparable properties. Changes in estimated future cash flows due to changes in our plans or views of market and economic conditions could result in recognition of impairment losses, which, under the applicable accounting guidance, could be substantial.

Depreciation and Amortization

Depreciation expense for real estate assets are computed using a straight-line method based on a life of 40 years for buildings and improvements and five to ten years for equipment and fixtures. Expenditures for tenant improvements are capitalized and amortized over the initial term of each lease.

h. Fair Value of Financial Instruments

In accordance with FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined in FASB ASC Topic 820, “Fair Value Measurements and Disclosures” and directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, are as follows:

•

Level 1: Valuations are based on unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date. The types of assets carried at level 1 fair value generally are equity securities listed in active markets. As such, valuations of these investments do not entail a significant degree of judgment.

•

Level 2: Valuations are based on quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3: Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of investment, whether the investment is new, whether the investment is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by us in determining fair value is greatest for instruments categorized in level 3.

Fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, our own assumptions are set to reflect those that management believes market participants would use in pricing the asset or liability at the measurement date. We use prices and inputs that management believes are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be transferred from Level 1 to Level 2 or Level 2 to Level 3.

Fair value for certain of our Level 3 financial instruments is derived using internal valuation models. These internal valuation models include discounted cash flow analyses developed by management using current interest rates, estimates of the term of the particular instrument, specific issuer information and other market data for securities without an active market. In accordance with FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, the impact of our own credit spreads is also considered when measuring the fair value of financial assets or liabilities, including derivative contracts. Where appropriate, valuation adjustments are made to account for various factors, including bid-ask spreads, credit quality and market liquidity. These adjustments are applied on a consistent basis and are based on observable inputs where available. Management’s estimate of fair value requires significant management judgment and is subject to a high degree of variability based upon market conditions, the availability of specific issuer information and management’s assumptions.

FASB ASC Topic 825, “Financial Instruments” requires disclosure of the fair value of financial instruments for which it is practicable to estimate that value. The fair value of mortgage indebtedness is based on a discounted cash flows valuation technique, which classifies this as a level 3 liability within the fair value hierarchy. The carrying value and fair value of mortgage indebtedness as of March 31, 2013 is $92,413 and $95,827, respectively. The fair value of cash and cash equivalents and restricted cash approximates cost due to the nature of these instruments.

i. Deferred Costs

We capitalize initial direct costs in accordance with FASB ASC Topic 310, “Receivables”. Costs incurred in connection with the execution of the loan or lease are capitalized and amortized over the initial term of the corresponding loan or lease. Deferred loan costs are amortized to interest expense over the term of the loan. Deferred leasing costs are amortized to amortization expense over the initial term of the lease.

j. Income Taxes

We have elected to be taxed as a REIT beginning with the taxable year ended December 31, 2011. Accordingly, we recorded no income tax expense for the years ended December 31, 2012 and 2011.

To qualify as a REIT, we must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our ordinary taxable income to stockholders. As a REIT, we generally are not subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders, however, we believe that we are organized and operate in such a manner as to qualify and maintain treatment as a REIT and intend to operate in such a manner so that we will remain qualified as a REIT for federal income tax purposes.

k. Earnings Per Share

Earnings per share is computed in accordance with FASB ASC Topic 260, “Earnings per Share”, by dividing the net income by the weighted average number of common shares outstanding during the respective period. Earnings per share excludes 5,274,900 limited partnership units that are convertible into common stock as their effect would be anti-dilutive for the years ended December 31, 2012 and 2011.

l. Recent Accounting Pronouncements

In December 2011, the FASB issued an accounting standard classified under FASB ASC Topic 360, “Property, Plant, and Equipment”. This accounting standard amends existing guidance to resolve the diversity in practice about whether the guidance for real estate sales applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. This accounting standard is effective for fiscal years, and interim periods with those years, beginning on or after June 15, 2012. Management expects that the adoption of this standard will not have a material impact on our consolidated financial statements.

In June 2011, the FASB issued an accounting standard classified under FASB ASC Topic 222, “Comprehensive Income”. This accounting standard amends existing guidance to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income by requiring entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. In December 2011, the FASB issued an accounting standard that deferred the new presentation requirements about reclassification adjustments. Both of these accounting standards are effective for fiscal years, and interim periods with those years, beginning after December 15, 2011. The adoption of these standards did not have a material effect on our consolidated financial statements.

Investments in Real Estate	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments in Real Estate

NOTE 3: Investments in Real Estate

As of March 31, 2013, our investments in real estate consisted of eight apartment properties with 2,004 units. The table below summarizes our investments in real estate as of March 31, 2013 and December 31, 2012:

	As of March 31, 2013	As of December 31, 2012
Land	$30,168	$30,168
Building	121,390	121,390
Furniture, fixtures and equipment	2,159	2,007

Total investment in real estate	153,717	153,565
Accumulated depreciation	(13,110)	(12,283)

Investments in real estate, net	$140,607	$141,282

On October 11, 2012, we acquired a fee simple interest in a 192-unit multifamily residential community located in Indianapolis, Indiana, known as Runaway Bay Apartments. We acquired the property through a wholly owned subsidiary of our operating partnership, from an unaffiliated third party, 2030 Runaway Bay Drive Holdings, LLC. We acquired the property for an aggregate purchase price of $15,750 exclusive of closing costs. We paid the purchase price with a combination of a $10,238 first mortgage loan and $5,512 in cash.

The following table summarizes the aggregate carrying value of the assets and liabilities associated with the properties acquired during the year ended December 31, 2012, on the respective date of each acquisition, for the real estate accounted for under FASB ASC Topic 805.

Description	Carrying Amount
Assets acquired:
Investments in real estate	$15,397
Intangible asset	353
Liabilities assumed:
Mortgage indebtedness	(10,238)

Carrying amount of net assets acquired	$5,512

Our consolidated unaudited pro forma information, after including the acquisition of real estate properties, is presented below as if the acquisitions occurred on January 1, 2012. These pro forma results are not necessarily indicative of the results which actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods:

Description	For the Three-Month Period Ended March 31, 2012
Total revenue, as reported	$3,990
Pro forma revenue	4,529
Net income (loss) allocable to common shares, as reported	(26)
Pro forma net income (loss) allocable to common shares	(23)

NOTE 3: Investments in Real Estate

As of December 31, 2012, our investments in real estate consisted of eight apartment real estate properties with 2,004 units. The table below summarizes our investments in real estate:

	2012	2011
Land	$30,168	27,089
Building	121,390	109,072
Furniture, fixtures and equipment	2,007	1,267

Total investment in real estate	153,565	137,428
Accumulated depreciation	(12,283)	(9,304)

Investments in real estate, net	$141,282	128,124

Acquisitions

On April 29, 2011, we, through our operating partnership, acquired six apartment properties, which we refer to as the initial portfolio, from six wholly-owned subsidiaries of our sponsor. The contribution value of the initial portfolio was $103,790. In connection with the acquisition of the initial portfolio, our operating partnership assumed $64,575 of mortgage indebtedness and issued $39,215 of limited partnership interests, or 3,921,500 limited partner units, to our sponsor. In addition, our sponsor purchased an additional 125,000 limited partner units for $1,250 in cash on April 29, 2011. Because we were wholly owned by our sponsor and under common control as of the date of purchase, the assets and liabilities of the initial portfolio were recorded at our sponsor’s carrying amount, or book value, at the time of contribution, pursuant to Staff Accounting Bulletin Topic 5G and ASC 805-50-30-5.

On December 16, 2011, we entered into a purchase and sale agreement with a wholly owned subsidiary of our sponsor, pursuant to which we purchased a 320-unit multi-family property, which we refer to as Centrepoint Apartments, located in Tucson, Arizona from our sponsor for a purchase price of $29,500. We obtained a $17,600 first mortgage on Centrepoint Apartments and issued $12,282 of limited partnership interests, or 12,282,000 limited partnership units, in our operating partnership. Because we were wholly owned by our sponsor as of the date of purchase, the assets and liabilities of the property were recorded at our sponsor’s carrying amount at the time of acquisition, pursuant to Staff Accounting Bulletin Topic 5G and ASC 805-50-30-5.

On October 11, 2012, we acquired a fee simple interest in a 192-unit apartment residential community located in Indianapolis, Indiana, known as Runaway Bay Apartments. We acquired the property through a wholly owned subsidiary of our operating partnership, from an unaffiliated third party, 2030 Runaway Bay Drive Holdings, LLC. We acquired the property for an aggregate purchase price of $15,750 exclusive of closing costs. We paid the purchase price with a combination of a $10,238 first mortgage loan and $5,512 in cash.

The following table summarizes the aggregate carrying value of the assets and liabilities associated with the properties acquired during the year ended December 31, 2012, on the respective date of each acquisition, for the real estate accounted for under FASB ASC Topic 805.

Description	Carrying Amount
Assets acquired:
Investments in real estate	$15,397
Intangible asset	353
Liabilities assumed:
Mortgage indebtedness	(10,238)

Carrying amount of net assets acquired	$5,512

Our consolidated unaudited pro forma information, after including the acquisition of real estate properties, is presented below as if the acquisitions occurred on January 1, 2011. These pro forma results are not necessarily indicative of the results which actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods:

Description	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Total revenue, as reported	$16,629	$8,668
Pro forma revenue	18,308	17,675
Net income (loss) allocable to common shares, as reported	(123)	(112)
Pro forma net income (loss) allocable to common shares	(66)	(55)

Mortgage Indebtedness	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Mortgage Indebtedness

NOTE 4: Mortgage Indebtedness

Each of our properties is encumbered by a first mortgage. A summary of each mortgage, as of March 31, 2013 and December 31, 2012, is as follows:

	Outstanding Principal
Property	As of March 31, 2013	As of December 31, 2012	Current Interest Rate		Maturity Date

Belle Creek Apartments	10,575	10,575	2.5	(1)	April 28, 2021

Centrepoint Apartments	17,600	17,600	3.7	(2)	January 1, 2019

Copper Mill Apartments	7,350	7,350	5.7	(3)	May 1, 2021

Crestmont Apartments	6,750	6,750	5.7	(3)	May 1, 2021

Cumberland Glen Apartments	6,900	6,900	5.7	(3)	May 1, 2021

Heritage Trace Apartments	5,500	5,500	5.7	(3)	May 1, 2021

Runaway Bay Apartments	10,238	10,238	3.6	(4)	November 1, 2022

Tresa at Arrowhead	27,500	27,500	2.5	(1)	April 28, 2021

Total /Weighted-Average	$92,413	$92,413	3.8%

(1)	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

(2)	Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.

(3)	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

(4)	Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

As of March 31, 2013 RAIT holds $38,075 of our debt while $54,338 is held by third parties. For the three months ended March 31, 2013 and 2012 we paid $238 and $241 of interest to RAIT, respectively.

NOTE 4: Mortgage Indebtedness

Each of our properties is encumbered by a first mortgage. A summary of each mortgage, as of December 31, 2012, is as follows:

Property	Outstanding Principal	Current Interest Rate	Maturity Date	Interest Terms
Crestmont Apartments	$6,750	5.7%	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Cumberland Glen Apartments	6,900	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Copper Mill Apartments	7,350	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Heritage Trace Apartments	5,500	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Belle Creek Apartments	10,575	2.5	April 28, 2021	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

Tresa at Arrowhead	27,500	2.5	April 28, 2021	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

Runaway Bay Apartments	10,238	3.6	November 1, 2022	Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Centrepoint Apartments	17,600	3.7	January 1, 2019	Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.

Total/Weighted-Average	$92,413	3.8%

As of December 31, 2012 our sponsor holds $38,075 of our debt while $54,338 is held by third parties. From April 29, 2011 to September 16, 2011 our sponsor held $64,575 of our debt. On September 16, 2011 $26,500 of this debt was sold to third parties. For the years ended December 31, 2012 and 2011 we paid $968 and $1,347 of interest to our sponsor, respectively.

Maturity of Indebtedness

The following table displays the principal repayments on of our indebtedness by year:

2013	$213
2014	527
2015	843
2016	905
2017	950
Thereafter	88,975

Total	$92,413

As of December 31, 2012, the fair value of our fixed-rate indebtedness was $95,827. The fair value estimate of our fixed rate debt was estimated using a discounted cash flow analysis utilizing interest rates we would expect to pay for debt of a similar type and remaining maturity if the loans were originated at December 31, 2012.

Shareholder Equity and Non-Controlling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Shareholder Equity and Non-Controlling Interest

NOTE 5: Shareholder Equity and Non-Controlling Interest

Stockholder Equity

Preferred Shares

On February 28, 2013, our board of directors authorized and declared distributions on our Series A Preferred Stock for the period beginning on January 1, 2013, and ending on June 30, 2013. The distributions are payable to the holders of the Series A Preferred Stock of record at a rate of $0.34722222 per day, which is an amount that is equivalent to a 12.5% annualized distribution rate based on a share price of $1,000. The distributions will be aggregated and paid in cash on June 28, 2013, pursuant to the requirements of our charter.

Common Shares

On February 28, 2013, our board of directors authorized and declared distributions on our common stock for the months of January through June 2013. For the months of January through March 2013, the distributions will be payable to the holders of our common stock at a rate of $0.00163934 per share per day, which is an amount that is equivalent to a 6.0% annualized distribution rate based on a share price of $10.00. For the months of April through June 2013, our board of directors authorized and declared distributions on our common stock at a rate of $0.00171233 per share per day, which is an amount that is equivalent to a 6.25% annualized distribution rate based on a share price of $10.00. The distributions for each month will be aggregated and paid on or before the fifteenth day following the completion of each respective month. All distributions will be paid in cash.

Non-controlling Interest

On February 28, 2013, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of January through June 2013. For the months of January through March 2013, the distributions were paid to the holders of our common operating partnership units at a rate of $0.00163934 per unit per day, which is an amount that is equivalent to a 6.0% annualized distribution rate based on a unit price of $10.00. For the months of April through June 2013, our board of directors authorized and declared distributions on our operating partnership’s common units at a rate of $0.00171233 per share per day, which is an amount that is equivalent to a 6.25% annualized distribution rate based on a unit price of $10.00. The distributions for each month will be aggregated and paid on or before the fifteenth day following the completion of each respective month.

On February 28, 2013, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s Series B Preferred Units for the period of January, February and March 2013. The distributions will paid to holders of our Series B Preferred Units of record at a rate of $2.78 per unit per day.

On May 7, 2013, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s Series B Preferred Units for the period of April, May and June 2013. The distributions will paid to holders of our Series B Preferred Units of record at a rate of $2.78 per unit per day.

Our operating partnership, at its option, may redeem the Series B Preferred Units, in whole or in part, at any time or from time to time for a redemption price equal to $10 plus all accrued and unpaid distributions thereon to and including the date fixed for redemption. Holders of the Series B Preferred Units have the right, but not the obligation, to exchange all or a portion of their Series B Preferred Units for cash or, at our option as general partner of the operating partnership, for shares of our common stock. This right is exercisable on the earlier to occur of (i) the date that is one year after the issuance of the holder’s Series B Preferred Units or (ii) the liquidation of our operating partnership or the sale of all or substantially all of the assets of the operating partnership, at an exchange price equal to the redemption price. Upon any exercise by a holder of the Series B Preferred Units of its exchange right, we may, on behalf of our operating partnership, in our sole and absolute discretion (subject to the limitations on ownership and transfer of our common stock set forth in our charter), elect to assume directly and satisfy such Series B Preferred Unit holder’s exchange right by exchanging shares of our common stock with a defined aggregate value equivalent to the aggregate redemption price of the Series B Preferred Units being exchanged for such Series B Preferred Units.

NOTE 5: Stockholder Equity and Non-Controlling Interest

Stockholder Equity

Preferred Shares

On January 4, 2012, we issued and sold 125 shares of our 12.5% Series A Cumulative Non-Voting Preferred Stock, $0.01 par value per share, which we refer to as the Series A Preferred Stock, for a purchase price of $1,000 per share, or $125 in the aggregate, to 125 accredited investors who are not affiliated with us.

On May 10, 2012, our board of directors authorized and declared distributions on our Series A Preferred Stock for the period beginning on their original issue date, January 4, 2012, and ending on June 30, 2012. The distributions were payable to the holders of the Series A Preferred Stock of record at a rate of $0.34722222 per day, which is an amount that is equivalent to a 12.5% annualized distribution rate based on a share price of $1,000. The distributions were paid in cash on June 29, 2012, pursuant to the requirements of our charter.

On August 9, 2012, our board of directors authorized and declared distributions on our Series A Preferred Stock for the period beginning on July 1, 2012, and ending on December 31, 2012. The distributions are payable to the holders of the Series A Preferred Stock of record at a rate of $0.34722222 per day, which is an amount that is equivalent to a 12.5% annualized distribution rate based on a share price of $1,000. The distributions were paid in cash on December 31, 2012, pursuant to the requirements of our charter.

On February 28, 2013, our board of directors authorized and declared distributions on our Series A Preferred Stock for the period beginning on January 1, 2013, and ending on June 30, 2013. The distributions are payable to the holders of the Series A Preferred Stock of record at a rate of $0.34153005 per day, which is an amount that is equivalent to a 12.5% annualized distribution rate based on a share price of $1,000. The distributions will be aggregated and paid in cash on June 30, 2013, pursuant to the requirements of our charter.

Common Shares

On February 15, 2012, our board of directors authorized and declared distributions on our common stock for the months of January, February and March 2012. The distributions were paid to the holders of our common stock of record at a rate of $0.00163934 per share per day, for a total of $19 for the three months ended March 31, 2012.

On May 10, 2012, our board of directors authorized and declared distributions on our common stock for the months of April, May and June 2012. The distributions were paid to the holders of our common stock of record at a rate of $0.00163934 per share per day, for a total of $48 for the three months ended June 30, 3012.

On August 9, 2012, our board of directors authorized and declared distributions on our common stock for the months of July, August and September 2012. The distributions were paid to the holders of our common stock of record at a rate of $0.00163934 per share per day, for a total of $48 for the three months ended September 30, 2012.

On November 5, 2012, our board of directors authorized and declared distributions on our common stock for the months of October, November and December 2012. The distributions were paid to the holders of our common stock of record at a rate of $0.00163934 per share per day, for a total of $50 for the three months ended December 31, 2012.

On February 28, 2013, our board of directors authorized and declared distributions on our common stock for the months of January through June 2013. For the months of January through March 2013, the distributions will be payable to the holders of our common stock at a rate of $0.00163934 per share per day, which is an amount that is equivalent to a 6.0% annualized distribution rate based on a share price of $10.00. For the months of April through June 2013, our board of directors authorized and declared distributions on our common stock at a rate of $0.00171233 per share per day, which is an amount that is equivalent to a 6.25% annualized distribution rate based on a share price of $10.00. The distributions for each month will be aggregated and paid on or before the fifteenth day following the completion of each respective month. All distributions will be paid in cash or reinvested in stock for those participating in our distribution reinvestment plan.

During 2012, we issued 25,063 shares of our common stock to unaffiliated third parties and generated net proceeds of $225. We issued 300,000 shares of our common stock to an affiliate of our sponsor and generated net proceeds of $3,000.

Non-controlling Interest

On February 15, 2012, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of January, February and March 2012. The distributions were paid to common operating partnership unit holders of record at a rate of $0.00163934 per unit per day, for a total of $789 for the three months ended March 31, 2012.

On May 10, 2012, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of April, May and June 2012. The distributions were paid to common operating partnership unit holders of record at a rate of $0.00163934 per unit per day, for a total of $787 for the three months ended June 30, 2012.

On August 9, 2012, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of July, August and September 2012. The distributions were paid to common operating partnership unit holders of record at a rate of $0.00163934 per unit per day, for a total of $796 for the three months ended September 30, 2012.

On October 11, 2012, our operating partnership established 400 limited partnership units designated as the Series B Preferred Units. The Series B Preferred Units rank junior to the Series A Preferred Units of the operating partnership and senior to the common units of the operating partnership with respect to distributions, liquidation and redemption rights. Holders of Series B Preferred Units are entitled to preferential cash distributions of 10% per annum of the $10,000 purchase price per unit. On October 11, 2012, the operating partnership issued and sold 350 Series B Preferred Units to RAIT NTR in exchange for $3,500 in cash.

Our operating partnership, at its option, may redeem the Series B Preferred Units, in whole or in part, at any time or from time to time for a redemption price equal to $10 per unit plus all accrued and unpaid distributions thereon to and including the date fixed for redemption. Holders of the Series B Preferred Units have the right, but not the obligation, to exchange all or a portion of their Series B Preferred Units for cash or, at our option as general partner of the operating partnership, for shares of our common stock. This right is exercisable on the earlier to occur of (i) the date that is one year after the issuance of the holder’s Series B Preferred Units or (ii) the liquidation of our operating partnership or the sale of all or substantially all of the assets of our operating partnership, at an exchange price equal to the redemption price. Upon any exercise by a holder of the Series B Preferred Units of its exchange right, we may, on behalf of our operating partnership, in our sole and absolute discretion (subject to the limitations on ownership and transfer of our common stock set forth in our charter), elect to assume directly and satisfy such Series B Preferred Unit holder’s exchange right by exchanging shares of our common stock with a defined aggregate value equivalent to the aggregate redemption price of the Series B Preferred Units being exchanged for such Series B Preferred Units.

On November 5, 2012, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of October, November and December 2012. The distributions were paid to the holders of our common operating partnership units holders of record at a rate of $0.00163934 per share per day for a total of $796 for the three months ended December 31, 2012.

On November 5, 2012, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s Series B Preferred Units for the period from October 11, 2012 through December 31, 2012. The distributions were paid to holders of our Series B Preferred Units of record at a rate of $2.78 per unit per day for a total of $79 for the three months ended December 31, 2012.

On February 28, 2013, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of January through June 2013. For the months of January through March 2013, the distributions will be payable to the holders of our common operating partnership units at a rate of $0.00163934 per unit per day, which is an amount that is equivalent to a 6.0% annualized distribution rate based on a unit price of $10.00. For the months of April through June 2013, our board of directors authorized and declared distributions on our operating partnership’s common units at a rate of $0.00171233 per share per day, which is an amount that is equivalent to a 6.25% annualized distribution rate based on a unit price of $10.00. The distributions for each month will be aggregated and paid on or before the fifteenth day following the completion of each respective month.

On February 28, 2013, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s Series B Preferred Units for the period of January, February and March 2013. The distributions will be paid to holders of our Series B Preferred Units of record at a rate of $2.78 per unit per day.

Equity Compensation Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Compensation Plans

NOTE 6: Equity Compensation Plans

Long Term Incentive Plan

On April 5, 2011, our board of directors approved and adopted the Long Term Incentive Plan, or our incentive plan, and the Independent Directors Compensation Plan. Our incentive plan provides for the grants of awards to our directors, officers and full-time employees (in the event we ever have employees), full-time employees of our advisor and its affiliates, full-time employees of entities that provide services to our advisor, directors of our advisor or of entities that provide services to it, certain of our consultants and certain consultants to our advisor and its affiliates or to entities that provide services to our advisor. The incentive plan authorizes the grant of restricted or unrestricted shares of our common stock, non-qualified and incentive stock options, restricted stock units, stock appreciation rights, dividend equivalents and other stock- or cash-based awards. The amended registration statement contemplates that the incentive plan will be amended.

Under our Independent Directors Compensation Plan, which operates as a sub-plan of our incentive plan, each of our independent directors will receive 3,000 shares of common stock annually; provided, however, that no shares will be issued pursuant to our Independent Directors Compensation Plan until we have raised at least $2,500 in gross offering proceeds from unaffiliated persons. In addition, our independent directors may elect to receive their annual fee in the form of our common shares or a combination of common shares and cash.

We will account for stock-based compensation in accordance with FASB ASC Topic 718, “Compensation—Stock Compensation”. Under the fair value recognition provisions of this statement, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense of the requisite service period, which is the vesting period. We have not granted any stock-based compensation to date. Stock-based compensation will be classified within general and administrative expense in the consolidated statements of operations. As stock-based compensation expense recognized in the consolidated statement of operations will be based on awards ultimately expected to vest, the amount of expense will be reduced for estimated forfeitures. Forfeitures will be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures will be estimated on experience of other companies in the same industry until entity-specific information is available.

Distribution Reinvestment Program

We adopted a distribution reinvestment program, or the DRP, through which our stockholders may elect to reinvest an amount equal to the distributions declared on their shares of common stock in additional shares in lieu of receiving cash distributions. The common stock available under the DRP was reallocated to the underwritten offering when the amended registration statement was filed and the DRP was subsequently terminated. No selling commissions or dealer manager fees were paid on shares sold under the DRP.

Share Repurchase Plan

The share repurchase plan was terminated effective April 26, 2013.

NOTE 6: Equity Compensation Plans

Long Term Incentive Plan

On April 5, 2011, our board of directors approved and adopted the Long Term Incentive Plan, or our incentive plan, and the Independent Directors Compensation Plan. Our incentive plan provides for the grants of awards to our directors, officers and full-time employees (in the event we ever have employees), full-time employees of our advisor and its affiliates, full-time employees of entities that provide services to our advisor, directors of our advisor or of entities that provide services to it, certain of our consultants and certain consultants to our advisor and its affiliates or to entities that provide services to our advisor. The incentive plan authorizes the grant of restricted or unrestricted shares of our common stock, non-qualified and incentive stock options, restricted stock units, stock appreciation rights, dividend equivalents and other stock- or cash-based awards.

Under our Independent Directors Compensation Plan, which operates as a sub-plan of our incentive plan, each of our independent directors will receive 3,000 shares of common stock annually; provided, however, that no shares will be issued pursuant to our Independent Directors Compensation Plan until we have raised at least $2,500 in gross offering proceeds from unaffiliated persons. In addition, our independent directors may elect to receive their annual fee in the form of our common shares or a combination of common shares and cash.

We will account for stock-based compensation in accordance with FASB ASC Topic 718, “Compensation—Stock Compensation”. Under the fair value recognition provisions of this statement, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense of the requisite service period, which is the vesting period. We have not granted any stock-based compensation to date. Stock-based compensation will be classified within general and administrative expense in the consolidated statements of operations. As stock-based compensation expense recognized in the consolidated statement of operations will be based on awards ultimately expected to vest, the amount of expense will be reduced for estimated forfeitures. Forfeitures will be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures will be estimated on experience of other companies in the same industry until entity-specific information is available.

Distribution Reinvestment Program

We have adopted a distribution reinvestment program, or the DRP, through which our stockholders may elect to reinvest an amount equal to the distributions declared on their shares of common stock in additional shares in lieu of receiving cash distributions. No selling commissions or dealer manager fees will be paid on shares sold under the DRP. Our board of directors may amend or terminate the DRP for any reason, provided that any amendment that adversely affects the rights or obligations of a participant shall only take effect upon ten days’ written notice to participants.

Share Repurchase Plan

Our board of directors has approved a share repurchase plan which allows for share repurchases when certain criteria are met. Share repurchases will be made at the sole discretion of our board of directors.

Related Party Transactions and Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions and Arrangements

NOTE 7: Related Party Transactions and Arrangements

Fees and Expenses Paid to Our Advisor

We amended and restated our advisory agreement with our advisor as of May 7, 2013. The disclosure below describes the terms and conditions of the advisory agreement prior to May 7, 2013. For a description of the terms and conditions of the advisory agreement on and after May 7, 2013, see Note 8-Subsequent Events, below.

Our advisor generally has responsibility for our day-to-day operations. Pursuant to the terms of the advisory agreement through May 7, 2013 we paid our advisor the fees described below.

•

We paid to our advisor an asset management fee that is payable quarterly in an amount equal to 0.1875% of the average invested assets as of the last day of the quarter, which equates to an annualized rate of 0.75% per annum. Average invested assets means the average of the aggregate book value of our assets invested in interests in, and loans secured by, real estate before reserves for depreciation or bad debt or other similar non-cash reserves. As part of the acquisition of our initial portfolio of six properties, our advisor agreed to waive any asset management fees on the initial portfolio for the first two years of our ownership. That period expired in April 2013. For the three-month periods ended March 31, 2013 and 2012, we paid $82 and $53 of asset management fees to our advisor, respectively. As of March 31, 2013 and December 31, 2012, we had liabilities payable to our advisor for asset management fees of $82 and $80, respectively.

•

If our advisor provided services in connection with the financing of any third party debt that we obtain, we would pay the advisor a financing coordination fee equal to 1.0% of the amount available and/or outstanding under such financing, subject to certain limitations. We do not pay financing coordination fees in connection with debt provided by RAIT. The services our advisor may perform include, without limitation, searching for lenders in connection with a proposed refinancing and negotiating the terms of any proposed refinancing with such lenders. Our advisor may reallow some or all of this fee to reimburse third parties that it retains to procure any such refinancing. For the three-month periods ended March 31, 2013 and 2012, we paid $102 and $0 of financing coordination fees to our advisor, respectively. As of March 31, 2013 and December 31, 2012, we had liabilities payable to our advisor for financing coordination fees of $0 and $102, respectively.

•

We may pay our advisor a disposition fee upon the sale of one or more of our properties in an amount equal to the lesser of (a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset. Payment of such fee may be made only if the advisor provides a substantial amount of services in connection with the sale of the asset. In addition, the amount paid when added to all other commissions paid to unaffiliated parties in connection with such sale shall not exceed the lesser of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or an amount equal to 6% of the sale price of such asset. For the three-month periods ended March 31, 2013 and 2012, we did not pay any disposition fees to our advisor.

In addition to the fees we pay to our advisor pursuant to the advisory agreement prior to May 7, 2013, we also reimbursed our advisor and its affiliates for the costs and expenses, subject to the limitations described below under the heading “2%/25% Guidelines.” We did not reimburse the advisor or its affiliates for services for which the advisor or its affiliates are entitled to compensation in the form of a separate fee. If the advisor or its affiliates perform services that are outside of the scope of the advisory agreement, we will compensate them at rates and in amounts agreed upon by the advisor and the independent directors. We reimburse our advisor for acquisition expenses up to a maximum amount which, collectively with all acquisition fees and expenses, will not exceed, in the aggregate, 6% of the gross offering proceeds from our public offering.

•

We may reimburse our advisor for certain costs it incurs in connection with the services it provides to us including, but not limited to: (i) organization and offering costs in an amount up to 1% of gross offering proceeds, which include actual legal, accounting, printing and expenses attributable to preparing the SEC registration statement, qualification of the shares for sale in the states and filing fees incurred by the advisor, as well as reimbursements for salaries and direct expenses of its employees, including, without limitation, employee benefits, while engaged in registering the shares and other organization costs, other than selling commissions and the dealer manager fee; (ii) advertising expenses, expense reimbursements, and legal and accounting fees; (iii) the actual cost of goods and materials used by us and obtained from entities not affiliated with the advisor; (iv) administrative services (including personnel costs; provided, however, that no reimbursement shall be made for costs of personnel to the extent that such personnel perform services in transactions for which the advisor receives a separate fee); and (v) rent, leasehold improvement costs, utilities or other administrative items generally constituting our advisor’s overhead. We will not reimburse the advisor for any services for which we will pay the advisor a separate fee. For the three-month period ended March 31, 2013, our advisor incurred $201 of organization and offering costs. During the three-months ended March 31, 2013, we reimbursed our advisor for $1 of organization and offering costs.

•

We reimburse our advisor for expenses it incurs in connection with our purchase of an asset. The acquisition fees and expenses for any particular asset, including amounts payable to affiliates, will not exceed, in the aggregate, 6% of the contract purchase price (including any mortgage assumed) of the asset. Our advisor will be paid acquisition expenses and we will reimburse our advisor for acquisition expenses only to the extent that acquisition fees and acquisition expenses collectively do not exceed 6% of the contract price of our assets. For the three-month period ended March 31, 2013, we did not reimburse our advisor for any acquisition expenses.

2%/25% Guidelines

Our charter was amended on May 7, 2013. The amendments included removing the 2%/25% Guidelines. See “Subsequent Events” below.

Commencing on the fourth fiscal quarter following the quarter ended June 30, 2011 through May 7, 2013 our advisor must reimburse us for the amounts, if any, by which our total REIT operating expenses paid during the previous fiscal year exceed the greater of:

•	2% of our average invested assets for that fiscal year; or

•	25% of our net income for that fiscal year;

provided, however, that only so much of the excess specified above will be required to be reimbursed as the board of directors, including a majority of the independent directors, determines should justifiably be reimbursed in light of any unanticipated, unusual or non-recurring factors. Within 60 days after the end of the quarter for which the excess occurred, the stockholders will be sent a written disclosure and explanation of the factors the independent directors considered in arriving at the conclusion that the higher total operating expenses were justified. Operating expenses are defined for this purpose as all expenses paid or incurred by us, as determined under GAAP, that are in any way related to our operation, including advisory fees, but excluding (i) the expenses of raising capital such as organization and offering expenses, legal, audit, accounting, underwriting, brokerage, listing, registration and other fees, printing and other such expenses and taxes incurred in connection with the issuance, distribution, transfer, registration and stock exchange listing of our stock; (ii) interest payments; (iii) taxes; (iv) non-cash expenditures such as depreciation, amortization and bad debt reserves; (v) reasonable incentive fees based on the gain from the sale of our assets; and (vi) acquisition fees and expenses (including expenses relating to potential investments that we do not close), disposition fees on the resale of property and other expenses connected with the acquisition, disposition and ownership of real estate interests, loans or other property (including the costs of foreclosure, insurance premiums, legal services, maintenance, repair and improvement of property).

Selling Commissions and Fees Paid to our Dealer Manager

The dealer manager for our continuous offering of common stock was IR Securities, an indirect wholly owned subsidiary of RAIT. IR Securities is a licensed broker-dealer registered with FINRA. IR Securities will not participate in the underwritten offering. IR Securities was entitled to certain selling commissions, dealer manager fees and reimbursements relating to raising capital in connection with the continuous offering. Our agreement with IR Securities provided for the following compensation relating to the continuous offering:

•

We paid IR Securities selling commissions of up to 7.0% of the gross proceeds from our continuous offering. IR Securities reallowed all or a portion of commissions earned for those transactions that involve participating broker-dealers. For the three-month period ended March 31, 2013, we did not pay any selling commissions to IR Securities.

•

We paid IR Securities a dealer manager fee of 3.0% of the gross proceeds from our continuous offering. IR Securities, in its sole discretion, could reallow a portion of its dealer manager fee of up to 1.5% of the gross offering proceeds to be paid to such participating broker-dealers. For the three-month period ended March 31, 2013, we paid $3 of dealer manager fees to IR Securities.

•

We reimbursed IR Securities for its reasonable bona fide due diligence expenses and reimbursed it for reimbursements it could make to broker-dealers for reasonable bona fide due diligence expenses which are included in a detailed and itemized invoice. Reimbursement of these amounts, combined with the reimbursement of all other organizational and offering costs, was not to exceed 15% of the gross proceeds raised in our continuous offering. For the three-month period ended March 31, 2013, IR Securities incurred $0 of reimbursable due diligence expenses.

Property Management Fees Paid to Our Property Manager

        We have entered into property management agreements with Jupiter Communities, LLC, or our property manager, which is majority owned by RAIT, with respect to each of our properties. Pursuant to the property management agreements, we pay our property manager property management and leasing fees on a monthly basis of an amount up to 4.0% of the gross revenues from the property for each month. Additionally, we may pay our property manager a separate fee for the one-time initial rent-up or leasing-up of newly constructed properties in an amount not to exceed the fee customarily charged in arm’s length transactions by others rendering similar services in the same geographic area for similar properties as determined by a survey of brokers and agents in such area. Each management agreement has an initial one year term, subject to automatic one-year renewals unless either party gives prior notice of its desire to terminate the management agreement. For the three-month period ended March 31, 2013, we paid $185 of property management and leasing fees to our property manager. As of March 31, 2013 and December 31, 2012, we had liabilities payable to our property manager for property management and leasing fees of $63 and $59, respectively.

NOTE 7: Related Party Transactions and Arrangements

Fees and Expenses Paid to Our Advisor

Our advisor generally has responsibility for our day-to-day operations. Pursuant to the terms of our Advisory Agreement, we pay our advisor the fees described below.

•

We pay to our advisor an asset management fee that is payable quarterly in an amount equal to 0.1875% of the average invested assets as of the last day of the quarter, which equates to an annualized rate of 0.75% per annum. Average invested assets means the average of the aggregate book value of our assets invested in interests in, and loans secured by, real estate before reserves for depreciation or bad debt or other similar non-cash reserves. As part of the acquisition of our initial portfolio of six properties, our advisor agreed to waive any asset management fees on the initial portfolio for the first two years of our ownership. For the years ended December 31, 2012, 2011 and 2010, we paid $240, $9 and $0 of asset management fees to our advisor respectively. As of December 31, 2012 and 2011, we had liabilities payable to our advisor for asset management fees of $80 and $9, respectively.

•

If our advisor provides services in connection with the financing of any third party debt that we obtain, we will pay the advisor a financing coordination fee equal to 1.0% of the amount available and/or outstanding under such financing, subject to certain limitations. We do not pay financing coordination fees in connection with debt provided by our sponsor. The services our advisor may perform include, without limitation, searching for lenders in connection with a proposed refinancing and negotiating the terms of any proposed refinancing with such lenders. Our advisor may reallow some or all of this fee to reimburse third parties that it retains to procure any such refinancing. For the year ended December 31, 2012, we paid $102 of financing coordination fees to our advisor. For the years ended December 31, 2011 and 2010 we did not pay any financing coordination fees to our advisor. As of December 31, 2012 and 2011, we had liabilities payable to our advisor for financing coordination fees of $102 and $0, respectively.

•

We may pay our advisor a disposition fee upon the sale of one or more of our properties in an amount equal to the lesser of (a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset. Payment of such fee may be made only if the advisor provides a substantial amount of services in connection with the sale of the asset. In addition, the amount paid when added to all other commissions paid to unaffiliated parties in connection with such sale shall not exceed the lesser of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or an amount equal to 6% of the sale price of such asset. For the years ended December 31, 2012, 2011 and 2010, we did not pay any disposition fees to our advisor.

In addition to the fees we pay to our advisor pursuant to the advisory agreement, we also reimburse our advisor and its affiliates for the costs and expenses, subject to the limitations described below under the heading “2%/25% Guidelines.” We do not reimburse the advisor or its affiliates for services for which the advisor or its affiliates are entitled to compensation in the form of a separate fee. If the advisor or its affiliates perform services that are outside of the scope of the advisory agreement, we will compensate them at rates and in amounts agreed upon by the advisor and the independent directors. We reimburse our advisor for acquisition expenses up to a maximum amount which, collectively with all acquisition fees and expenses, will not exceed, in the aggregate, 6% of the gross offering proceeds from our public offering.

•

We may reimburse our advisor for certain costs it incurs in connection with the services it provides to us including, but not limited to: (i) organization and offering costs in an amount up to 1% of gross offering proceeds, which include actual legal, accounting, printing and expenses attributable to preparing the SEC registration statement, qualification of the shares for sale in the states and filing fees incurred by the advisor, as well as reimbursements for salaries and direct expenses of its employees, including, without limitation, employee benefits, while engaged in registering the shares and other organization costs, other than selling commissions and the dealer manager fee; (ii) advertising expenses, expense reimbursements, and legal and accounting fees; (iii) the actual cost of goods and materials used by us and obtained from entities not affiliated with the advisor; (iv) administrative services (including personnel costs; provided, however, that no reimbursement shall be made for costs of personnel to the extent that such personnel perform services in transactions for which the advisor receives a separate fee); and (v) rent, leasehold improvement costs, utilities or other administrative items generally constituting our advisor’s overhead. We will not reimburse the advisor for any services for which we will pay the advisor a separate fee. For the year ended December 31, 2012, our advisor incurred $657 of these expenses. During the year ended December 31, 2012, we reimbursed our advisor for $32 of these expenses. For the years ended December 31, 2011 and 2010 we did not reimburse our advisor for any of these expenses.

•

We reimburse our advisor for expenses it incurs in connection with our purchase of an asset. The acquisition fees and expenses for any particular asset, including amounts payable to affiliates, will not exceed, in the aggregate, 6% of the contract purchase price (including any mortgage assumed) of the asset. Our advisor will be paid acquisition expenses and we will reimburse our advisor for acquisition expenses only to the extent that acquisition fees and acquisition expenses collectively do not exceed 6% of the contract price of our assets. For the years ended December 31, 2012, 2011 and 2010, we did not reimburse our advisor for any acquisition expenses.

Our advisory agreement has a one-year term, subject to an unlimited number of successive one-year renewals upon mutual consent of the parties. We may terminate the advisory agreement without penalty upon 60 days’ written notice. If we terminate the advisory agreement, we will pay our advisor all unpaid advances for operating expenses and all earned but unpaid fees. Effective April 7, 2012, our advisory agreement was renewed for a one-year term through April 7, 2013. On February 28, 2013, our advisory agreement was renewed effective April 7, 2013 for a one-year term through April 7, 2014.

Selling Commissions and Fees Paid to our Dealer Manager

The dealer manager for our public offering of common stock is Independence Realty Securities, LLC, an indirect wholly owned subsidiary of our sponsor. Our dealer manager is a licensed broker-dealer registered with FINRA. Our dealer manager is entitled to certain selling commissions, dealer manager fees and reimbursements relating to raising capital. Our dealer manager agreement with our dealer manager provides for the following compensation:

•

We pay our dealer manager selling commissions of up to 7.0% of the gross proceeds from our public offering. Our dealer manager intends to reallow all or a portion of commissions earned for those transactions that involve participating broker-dealers. For the years ended December 31, 2012, 2011 and 2010, we did not pay any commissions to our dealer manager.

•

We pay our dealer manager a dealer manager fee of 3.0% of the gross proceeds from our public offering. Our dealer manager, in its sole discretion, may reallow a portion of its dealer manager fee of up to 1.5% of the gross offering proceeds to be paid to such participating broker-dealers. For the year ended December 31, 2012, we paid $7 of dealer manager fees to our dealer manager. For the years ended December 31, 2011 and 2010 we did not pay any dealer manager fees to our dealer manager.

•

We may reimburse our dealer manager for its reasonable bona fide due diligence expenses and reimburse it for reimbursements it may make to broker-dealers for reasonable bona fide due diligence expenses which are included in a detailed and itemized invoice. Reimbursement of these amounts, combined with the reimbursement of all other organizational and offering costs, shall not exceed 15% of the gross proceeds raised in our public offering. For the years December 31, 2012, 2011 and 2010, our dealer manager incurred $0 of reimbursable due diligence expenses.

Property Management Fees Paid to Our Property Manager

We have entered into property management agreements with Jupiter Communities, LLC, or our property manager, which is majority owned by our sponsor, with respect to each of our properties. Pursuant to the property management agreements, we pay our property manager property management and leasing fees on a monthly basis of an amount up to 4.0% of the gross revenues from the property for each month. Additionally, we may pay our property manager a separate fee for the one-time initial rent-up or leasing-up of newly constructed properties in an amount not to exceed the fee customarily charged in arm’s length transactions by others rendering similar services in the same geographic area for similar properties as determined by a survey of brokers and agents in such area. Each management agreement has an initial one year term, subject to automatic one-year renewals unless either party gives prior notice of its desire to terminate the management agreement. For the years ended December 31, 2012, 2011 and 2010, we paid $655, $339 and $0 of property management and leasing fees to our property manager, respectively. As of December 31, 2012 and 2011, we had liabilities payable to our property manager for property management and leasing fees of $59 and $44, respectively.

Equity transactions

During the year ended December 31, 2012, we sold 300,000 shares of our common stock for $10.00 per share for total gross proceeds of $3,000 to RAIT NTR. Our dealer manager did not charge any sales commissions on sales of shares to our sponsor, through RAIT NTR.

On October 11, 2012, our operating partnership established 400 limited partnership units designated as the Series B Preferred Units. The Series B Preferred Units rank junior to the Series A Preferred Units of the operating partnership and senior to the common units of the operating partnership with respect to distributions, liquidation and redemption rights. Holders of Series B Preferred Units are entitled to preferential cash distributions of 10% per annum of the $10,000 purchase price per unit. On October 11, 2012, the operating partnership issued and sold 350 Series B Preferred Units to RAIT NTR in exchange for $3,500 in cash.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

NOTE 8: Commitments and Contingencies

From time to time, we are party to various lawsuits, claims for negligence and other legal proceedings that arise in the ordinary course of our business. We are not currently a party, as plaintiff or defendant, to any legal proceedings which, individually or in the aggregate, would be expected to have a material effect on our business, financial condition, results of operations, or financial statements, taken as a whole, if determined adversely to us.

NOTE 10: COMMITMENTS AND CONTINGENCIES

From time to time, we are party to various lawsuits, claims for negligence and other legal proceedings that arise in the ordinary course of our business. We are not currently a party, as plaintiff or defendant, to any legal proceedings which, individually or in the aggregate, would be expected to have a material effect on our business, financial condition, results of operations, or financial statements, taken as a whole, if determined adversely to us.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

NOTE 9: Subsequent Events

Through April 8, 2013, we sold common stock pursuant to a registered continuous offering carried out in a manner consistent with offerings of non-listed REITs. Subsequently, we decided to sell shares of common stock in an underwritten public offering and terminate the continuous offering. On May 13, 2013, we filed a new registration statement relating to the underwritten offering. There can be no assurance that we will be able to complete the underwritten offering. While the new registration statement has been filed with the SEC, it has not yet been declared effective by the SEC. The common stock to be registered pursuant to our new registration statement may not be sold nor may offers to buy be accepted prior to the time the new registration statement becomes effective. Any disclosure concerning the underwritten offering is neither an offer to sell nor a solicitation to purchase our common stock.

On May 7, 2013, RAIT elected to convert 5,274,900 of its common limited partnership units to shares of our common stock according to the terms of the Agreement of Limited Partnership. The shares of our common stock issued were issued in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended.

Effective as of May 7, 2013, we entered into the Second Amended and Restated Advisory Agreement, or the amended and restated advisory agreement. The amended and restated advisory agreement was adopted primarily to adjust the advisor’s compensation and modify its duties to us.

Pursuant to the terms of the amended advisory agreement, our advisor will be compensated as follows:

•

Annual Base Management Fee of 0.75% of average gross real estate assets. Average gross real estate assets means the average of the aggregate book value of our real estate assets (excluding the book values attributable to the eight properties in our existing portfolio) before reserves for depreciation or other similar noncash reserves. We will compute average gross real estate assets by taking the average of the book values of our properties (excluding the eight properties in our existing portfolio) at the end of each month during the quarter for which we are calculating the fee. The fee is payable quarterly in an amount equal to 0.1875% of average gross real estate assets as of the last day of such quarter.

•

We will pay our advisor an incentive fee based on our pre-incentive fee core funds from operations, or Core FFO, a non-GAAP measure as defined in the advisory agreement. The incentive fee is computed at the end of each fiscal quarter as follows:

•

no incentive fee in any fiscal quarter in which our pre-incentive fee Core FFO does not exceed the hurdle rate of 1.75% (7% annualized) of the cumulative gross amount of equity capital we have obtained; and

•	20% of the amount of our pre-incentive fee Core FFO that exceeds 1.75% (7% annualized) of the cumulative gross amount of equity capital we have obtained.

In July 2013, we amended our advisory agreement so that no base management fee is charged on the eight properties in our existing portfolio. This amendment was effective as of April 1, 2013. Also in July 2013, our advisor agreed to reimburse us for approximately $132 of transfer agent costs incurred from January 1, 2013 through May 2013, when we changed transfer agents as we commenced the process of listing our common shares on the NYSE MKT.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data

NOTE 8: Quarterly Financial Data (Unaudited)

The following table summarizes our quarterly financial data which, in the opinion of management, reflects all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of our results of operations:

	For the Three-Month Periods Ended
	March 31	June 30	September 30	December 31
2012:
Total revenue	$3,990	$4,086	$4,041	$4,512
Net income (loss)	153	239	(14)	49
Net income (loss) allocable to common shares	(26)	(14)	(28)	(55)
Total earnings (loss) per share—Basic(a)	$(0.21)	$(0.04)	$(0.09)	$(0.19)
Total earnings (loss) per share—Diluted(a)	$(0.21)	$(0.04)	$(0.09)	$(0.19)
2011:
Total revenue	$—	$2,174	$3,222	$3,272
Net income (loss)	(63)	(189)	(65)	(53)
Net income (loss) allocable to common shares	(63)	27	(48)	(28)
Total earnings (loss) per share—Basic(a)	$(3.16)	$1.35	$(2.40)	$(1.40)
Total earnings (loss) per share—Diluted(a)	$(3.16)	$1.35	$(2.40)	$(1.40)

(a)	The summation of quarterly per share amounts do not equal the full year amounts.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting

NOTE 9: SEGMENT REPORTING

Segments

We have identified one operating segment and have determined that it is one reportable segment. As a group, our executive officers act as the Chief Operating Decision Maker (“CODM”). The CODM reviews operating results to make decisions about all investments and resources and to assess performance for the entire company. Our portfolio consists of one reportable segment, investments in real estate through the mechanism of lending and/or ownership. The CODM manages and reviews our operations as one unit. Resources are allocated without regard to the underlying structure of any investment, but rather after evaluating such economic characteristics as returns on investment, leverage ratios, current portfolio mix, degrees of risk, income tax consequences and opportunities for growth. We have no single customer that accounts for 10% or more of revenue.

Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Schedule III - Real Estate and Accumulated Depreciation

Independence Realty Trust

Schedule III

Real Estate and Accumulated Depreciation

As of December 31, 2012

(Dollars in thousands)

	Description	Location	Initial Cost		Cost of Improvements, net of Retirements		Gross Carrying Amount		Accumulated Depreciation- Building	Encumbrances (Unpaid Principal)	Year of Acquisition	Life of Depreciation
Property Name			Land	Building	Land	Building	Land(a)	Building(a)
Crestmont	Apartment	Marietta, GA	$3,254	$13,044	$—	$140	$3,254	$13,184	$1,776	$(6,750)	2011	40
Copper Mill	Apartment	Austin, TX	3,472	13,958	—	233	3,472	14,191	1,927	(7,350)	2011	40
Cumberland	Apartment	Smyrna, GA	3,100	13,166	—	157	3,100	13,323	1,807	(6,900)	2011	40
Heritage Trace	Apartment	Newport News, VA	2,673	10,761	—	249	2,673	11,010	1,489	(5,500)	2011	40
Belle Creek Apartments	Apartment	Henderson, CO	1,890	7,596	—	239	1,890	7,835	893	(10,575)	2011	40
Runaway Bay	Apartment	Indianapolis, IN	3,079	12,318	—	6	3,079	12,324	53	(10,238)	2012	40
Tresa at Arrowhead	Apartment	Phoenix, AZ	7,080	28,500	—	221	7,080	28,721	2,675	(27,500)	2011	40
Centrepoint Apartments	Apartment	Tucson, AZ	5,620	22,720	—	89	5,620	22,809	1,663	(17,600)	2011	40

			$30,168	$122,063	$—	$1,334	$30,168	$123,397	$12,283	$(92,413)

(a)	The aggregate cost basis for federal income tax purposes of our investments in real estate approximates the carrying amount at December 31, 2012.

Investments in Real Estate	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Balance, beginning of period	$137,428	$0
Additions during period:
Acquisitions	15,397	136,834
Improvements to land and building	1,148	868
Deductions during period:
Dispositions of real estate	(408)	(274)
Deconsolidation of real estate	0	0

Balance, end of period:	$153,565	$137,428

Accumulated Depreciation	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Balance, beginning of period	$9,304	$0
Depreciation expense	3,387	1,771
Dispositions of real estate	(408)	(274)
Balances at acquisition(a)	0	7,807

Balance, end of period:	$12,283	$9,304

(a)	Assets and liabilities were recorded at our sponsor’s carrying amount pursuant to Staff Accounting Bulletin Topic 5G and ASC 805-50-30-5.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation

a. Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared by management in accordance with U.S. generally accepted accounting principles, or GAAP. Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations, although we believe that the included disclosures are adequate to make the information presented not misleading. The unaudited interim consolidated financial statements should be read in conjunction with our audited financial statements as of and for the year ended December 31, 2012 included elsewhere in this prospectus. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our consolidated financial position and consolidated results of operations and cash flows are included. The results of operations for the interim periods presented are not necessarily indicative of the results for the full year.

a. Basis of Presentation

The accompanying consolidated financial statements have been prepared by management in accordance with U.S. generally accepted accounting principles, or GAAP. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our consolidated financial position and consolidated results of operations, equity and cash flows are included.

Principles of Consolidation

b. Principles of Consolidation

The consolidated financial statements reflect our accounts and the accounts of our operating partnership and other wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

b. Principles of Consolidation

The consolidated financial statements reflect our accounts and the accounts of our operating partnership. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

c. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

c. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Organization and Offering Costs

d. Organization and Offering Costs

We have incurred accounting and offering costs in connection with our continuous offering and expect to incur additional accounting and offering costs in connection with our underwritten offering. The offering and organization costs, which are primarily being incurred by our advisor, are expected to be paid or reimbursed by us with offering proceeds.

Our advisor has advanced or reimbursed, and may continue to advance or reimburse, all the organization and offering costs incurred on our behalf. We will reimburse our advisor up to 1.0% of gross offering proceeds. As of March 31, 2013, our offering proceeds were $3,293. Organization and offering costs include items such as legal and accounting fees, marketing, promotional and printing costs. All organizational cost will be expensed when incurred. All offering costs will be recorded as a reduction of additional paid-in-capital when incurred. Our advisor has incurred $4,392 of organization and offering costs from our date of inception through March 31, 2013, of which $34 have been reimbursed to our advisor.

d. Organization and Offering Costs

We have incurred and expect to incur additional accounting and offering costs in connection with our offering. The offering and organization costs, which are primarily being incurred by our advisor, are expected to be paid or reimbursed by us with offering proceeds.

Our advisor has advanced or reimbursed, and may continue to advance or reimburse, all the organization and offering costs incurred on our behalf. We will reimburse our advisor up to 1.0% of gross offering proceeds. As of December 31, 2012, our offering proceeds were $3,225. Organization and offering costs include items such as legal and accounting fees, marketing, promotional and printing costs. All organizational cost will be expensed when incurred. All offering costs will be recorded as a reduction of additional paid-in-capital when incurred. Our advisor has incurred $4,190 of organization and offering costs from our date of inception through December 31, 2012, of which $32 have been reimbursed to our advisor.

Revenue Recognition

e. Revenue Recognition

Minimum rents are recognized on an accrual basis, over the terms of the related leases on a straight-line basis. Any above-market lease values and the capitalized below-market lease values are amortized as an adjustment to rental income over the lease term. Recoveries from residential tenants for utility costs are recognized as revenue in the period that the applicable costs are incurred.

e. Revenue Recognition

Minimum rents are recognized on an accrual basis, over the terms of the related leases on a straight-line basis. Any above-market lease values and the capitalized below-market lease values are amortized as an adjustment to rental income over the lease term. Recoveries from residential tenants for utility costs are recognized as revenue in the period that the applicable costs are incurred.

Accounts Receivable and Allowance for Bad Debts

f. Accounts Receivable and Allowance for Bad Debts

We make estimates of the collectability of our accounts receivable related to base rents, expense reimbursements and other revenue. We analyze accounts receivable and historical bad debt levels, tenant credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants experiencing financial difficulties are analyzed and estimates are made in connection with expected uncollectible receivables. Our reported operating results are directly affected by management’s estimate of the collectability of accounts receivable.

f. Accounts Receivable and Allowance for Bad Debts

We make estimates of the collectability of our accounts receivable related to base rents, expense reimbursements and other revenue. We analyze accounts receivable and historical bad debt levels, tenant credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants experiencing financial difficulties are analyzed and estimates are made in connection with expected uncollectible receivables. Our reported operating results are directly affected by management’s estimate of the collectability of accounts receivable.

Investments in Real Estate

g. Investments in Real Estate

Allocation of Purchase Price of Acquired Assets

We account for acquisitions of properties in accordance with FASB ASC Topic 805, “Business Combinations”. The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting of land, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases for acquired in-place leases and the value of tenant relationships, based in each case on their fair values. Purchase accounting is applied to assets and liabilities associated with the real estate acquired. Transaction costs and fees incurred related to acquisitions are expensed as incurred. Transaction costs and fees incurred related to the acquisition of a joint venture interest, accounted for under the equity method of accounting, are capitalized as part of the cost of the investment.

Upon the acquisition of properties, we estimate the fair value of acquired tangible assets (consisting of land, building and improvements) and identified intangible assets and liabilities (consisting of above and below-market leases, in-place leases and tenant relationships), and assumed debt at the date of acquisition, based on the evaluation of information and estimates available at that date. Based on these estimates, we allocate the initial purchase price to the applicable assets and liabilities. As final information regarding fair value of the assets acquired and liabilities assumed is received and estimates are refined, appropriate adjustments will be made to the purchase price allocation, in no case later than twelve months of the acquisition date.

        In determining the fair value of the identified intangible assets and liabilities of an acquired property, above-market and below-market in-place lease values are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the differences between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management’s estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining term of the lease. The capitalized above-market lease values and the capitalized below-market lease values are amortized as an adjustment to rental income over the lease term.

The aggregate value of in-place leases is determined by evaluating various factors, including an estimate of carrying costs during the expected lease-up periods, current market conditions and similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses, and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions, legal and other related costs. The value assigned to this intangible asset is amortized over the remaining lease terms.

Impairment of Long-Lived Assets

Management evaluates the recoverability of its investment in real estate assets, including related identifiable intangible assets, in accordance with FASB ASC Topic 360, “Property, Plant and Equipment”. This statement requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that recoverability of the assets is not assured.

Management evaluates the long-lived assets on an ongoing basis and records an impairment charge when there is an indicator of impairment. The estimated cash flows used for the impairment analysis and the determination of estimated fair value are based on our plans for the respective assets and our views of market and economic conditions. The estimates consider matters such as current and historical rental rates, occupancies for the respective and/or comparable properties, and recent sales data for comparable properties. Changes in estimated future cash flows due to changes in our plans or views of market and economic conditions could result in recognition of impairment losses, which, under the applicable accounting guidance, could be substantial.

Depreciation and Amortization

Depreciation expense for real estate assets are computed using a straight-line method based on a life of 40 years for buildings and improvements and five to ten years for equipment and fixtures. Expenditures for tenant improvements are capitalized and amortized over the initial term of each lease.

g. Investments in Real Estate

Allocation of Purchase Price of Acquired Assets

We account for acquisitions of properties in accordance with FASB ASC Topic 805, “Business Combinations”. The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting of land, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases for acquired in-place leases and the value of tenant relationships, based in each case on their fair values. Purchase accounting is applied to assets and liabilities associated with the real estate acquired. Transaction costs and fees incurred related to acquisitions are expensed as incurred. Transaction costs and fees incurred related to the acquisition of a joint venture interest, accounted for under the equity method of accounting, are capitalized as part of the cost of the investment.

Upon the acquisition of properties, we estimate the fair value of acquired tangible assets (consisting of land, building and improvements) and identified intangible assets and liabilities (consisting of above and below-market leases, in-place leases and tenant relationships), and assumed debt at the date of acquisition, based on the evaluation of information and estimates available at that date. Based on these estimates, we allocate the initial purchase price to the applicable assets and liabilities. As final information regarding fair value of the assets acquired and liabilities assumed is received and estimates are refined, appropriate adjustments will be made to the purchase price allocation, in no case later than twelve months of the acquisition date.

In determining the fair value of the identified intangible assets and liabilities of an acquired property, above-market and below-market in-place lease values are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the differences between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management’s estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining term of the lease. The capitalized above-market lease values and the capitalized below-market lease values are amortized as an adjustment to rental income over the lease term.

The aggregate value of in-place leases is determined by evaluating various factors, including an estimate of carrying costs during the expected lease-up periods, current market conditions and similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses, and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions, legal and other related costs. The value assigned to this intangible asset is amortized over the remaining lease terms.

Impairment of Long-Lived Assets

Management evaluates the recoverability of its investment in real estate assets, including related identifiable intangible assets, in accordance with FASB ASC Topic 360, “Property, Plant and Equipment”. This statement requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that recoverability of the assets is not assured.

Management evaluates the long-lived assets on an ongoing basis and records an impairment charge when there is an indicator of impairment. The estimated cash flows used for the impairment analysis and the determination of estimated fair value are based on our plans for the respective assets and our views of market and economic conditions. The estimates consider matters such as current and historical rental rates, occupancies for the respective and/or comparable properties, and recent sales data for comparable properties. Changes in estimated future cash flows due to changes in our plans or views of market and economic conditions could result in recognition of impairment losses, which, under the applicable accounting guidance, could be substantial.

Depreciation and Amortization

Depreciation expense for real estate assets are computed using a straight-line method based on a life of 40 years for buildings and improvements and five to ten years for equipment and fixtures. Expenditures for tenant improvements are capitalized and amortized over the initial term of each lease.

Fair Value of Financial Instruments

h. Fair Value of Financial Instruments

In accordance with FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined in FASB ASC Topic 820, “Fair Value Measurements and Disclosures” and directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, are as follows:

•

Level 1: Valuations are based on unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date. The types of assets carried at level 1 fair value generally are equity securities listed in active markets. As such, valuations of these investments do not entail a significant degree of judgment.

•

Level 2: Valuations are based on quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3: Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of investment, whether the investment is new, whether the investment is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by us in determining fair value is greatest for instruments categorized in level 3.

Fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, our own assumptions are set to reflect those that management believes market participants would use in pricing the asset or liability at the measurement date. We use prices and inputs that management believes are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be transferred from Level 1 to Level 2 or Level 2 to Level 3.

Fair value for certain of our Level 3 financial instruments is derived using internal valuation models. These internal valuation models include discounted cash flow analyses developed by management using current interest rates, estimates of the term of the particular instrument, specific issuer information and other market data for securities without an active market. In accordance with FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, the impact of our own credit spreads is also considered when measuring the fair value of financial assets or liabilities, including derivative contracts. Where appropriate, valuation adjustments are made to account for various factors, including bid-ask spreads, credit quality and market liquidity. These adjustments are applied on a consistent basis and are based on observable inputs where available. Management’s estimate of fair value requires significant management judgment and is subject to a high degree of variability based upon market conditions, the availability of specific issuer information and management’s assumptions.

FASB ASC Topic 825, “Financial Instruments” requires disclosure of the fair value of financial instruments for which it is practicable to estimate that value. The fair value of mortgage indebtedness is based on a discounted cash flows valuation technique, which classifies this as a level 3 liability within the fair value hierarchy. The carrying value and fair value of mortgage indebtedness as of March 31, 2013 is $92,413 and $96,557, respectively. The fair value of cash and cash equivalents and restricted cash approximates cost due to the nature of these instruments.

h. Fair Value of Financial Instruments

In accordance with FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined in FASB ASC Topic 820, “Fair Value Measurements and Disclosures” and directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, are as follows:

•

Level 1: Valuations are based on unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date. The types of assets carried at level 1 fair value generally are equity securities listed in active markets. As such, valuations of these investments do not entail a significant degree of judgment.

•

Level 2: Valuations are based on quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3: Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of investment, whether the investment is new, whether the investment is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by us in determining fair value is greatest for instruments categorized in level 3.

Fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, our own assumptions are set to reflect those that management believes market participants would use in pricing the asset or liability at the measurement date. We use prices and inputs that management believes are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be transferred from Level 1 to Level 2 or Level 2 to Level 3.

Fair value for certain of our Level 3 financial instruments is derived using internal valuation models. These internal valuation models include discounted cash flow analyses developed by management using current interest rates, estimates of the term of the particular instrument, specific issuer information and other market data for securities without an active market. In accordance with FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, the impact of our own credit spreads is also considered when measuring the fair value of financial assets or liabilities, including derivative contracts. Where appropriate, valuation adjustments are made to account for various factors, including bid-ask spreads, credit quality and market liquidity. These adjustments are applied on a consistent basis and are based on observable inputs where available. Management’s estimate of fair value requires significant management judgment and is subject to a high degree of variability based upon market conditions, the availability of specific issuer information and management’s assumptions.

FASB ASC Topic 825, “Financial Instruments” requires disclosure of the fair value of financial instruments for which it is practicable to estimate that value. The fair value of mortgage indebtedness is based on a discounted cash flows valuation technique, which classifies this as a level 3 liability within the fair value hierarchy. The carrying value and fair value of mortgage indebtedness as of March 31, 2013 is $92,413 and $95,827, respectively. The fair value of cash and cash equivalents and restricted cash approximates cost due to the nature of these instruments.

Deferred Costs

i. Deferred Costs

We capitalize initial direct costs in accordance with FASB ASC Topic 310, “Receivables”. The costs are capitalized upon the execution of the loan or lease and amortized over the initial term of the corresponding loan or lease. Deferred loan costs are amortized to interest expense over the term of the loan. Deferred leasing costs are amortized to amortization expense over the initial term of the lease.

i. Deferred Costs

We capitalize initial direct costs in accordance with FASB ASC Topic 310, “Receivables”. Costs incurred in connection with the execution of the loan or lease are capitalized and amortized over the initial term of the corresponding loan or lease. Deferred loan costs are amortized to interest expense over the term of the loan. Deferred leasing costs are amortized to amortization expense over the initial term of the lease.

Income Taxes

j. Income Taxes

We have elected to be taxed as a REIT beginning with the taxable year ended December 31, 2011. Accordingly, we recorded no income tax expense for the three months ended March 31, 2013 and 2012.

To qualify as a REIT, we must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our ordinary taxable income to stockholders. As a REIT, we generally are not subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders, however, we believe that we are organized and operate in such a manner as to qualify and maintain treatment as a REIT and intend to operate in such a manner so that we will remain qualified as a REIT for federal income tax purposes.

j. Income Taxes

We have elected to be taxed as a REIT beginning with the taxable year ended December 31, 2011. Accordingly, we recorded no income tax expense for the years ended December 31, 2012 and 2011.

To qualify as a REIT, we must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our ordinary taxable income to stockholders. As a REIT, we generally are not subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders, however, we believe that we are organized and operate in such a manner as to qualify and maintain treatment as a REIT and intend to operate in such a manner so that we will remain qualified as a REIT for federal income tax purposes.

Earnings Per Share

k. Earnings per Share

Earnings per share is computed in accordance with FASB ASC Topic 260, “Earnings per Share”, by dividing the net income by the weighted average number of common shares outstanding during the respective period. Earnings per share excludes 5,274,900 limited partnership units that are convertible into common stock as their effect would be anti-dilutive for the three-months ended March 31, 2012.

k. Earnings Per Share

Earnings per share is computed in accordance with FASB ASC Topic 260, “Earnings per Share”, by dividing the net income by the weighted average number of common shares outstanding during the respective period. Earnings per share excludes 5,274,900 limited partnership units that are convertible into common stock as their effect would be anti-dilutive for the years ended December 31, 2012 and 2011.

Recent Accounting Pronouncements

l. Recent Accounting Pronouncements

In June 2011, the FASB issued an accounting standard classified under FASB ASC Topic 222, “Comprehensive Income”. This accounting standard amends existing guidance to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income by requiring entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. In December 2011, the FASB issued an accounting standard that deferred the new presentation requirements about reclassification adjustments. Both of these accounting standards are effective for fiscal years, and interim periods with those years, beginning after December 15, 2011. The adoption of these standards did not have a material effect on our consolidated financial statements.

l. Recent Accounting Pronouncements

In December 2011, the FASB issued an accounting standard classified under FASB ASC Topic 360, “Property, Plant, and Equipment”. This accounting standard amends existing guidance to resolve the diversity in practice about whether the guidance for real estate sales applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. This accounting standard is effective for fiscal years, and interim periods with those years, beginning on or after June 15, 2012. Management expects that the adoption of this standard will not have a material impact on our consolidated financial statements.

In June 2011, the FASB issued an accounting standard classified under FASB ASC Topic 222, “Comprehensive Income”. This accounting standard amends existing guidance to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income by requiring entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. In December 2011, the FASB issued an accounting standard that deferred the new presentation requirements about reclassification adjustments. Both of these accounting standards are effective for fiscal years, and interim periods with those years, beginning after December 15, 2011. The adoption of these standards did not have a material effect on our consolidated financial statements.

Investments in Real Estate (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Investments in Real Estate

The table below summarizes our investments in real estate as of March 31, 2013 and December 31, 2012:

	As of March 31, 2013	As of December 31, 2012
Land	$30,168	$30,168
Building	121,390	121,390
Furniture, fixtures and equipment	2,159	2,007

Total investment in real estate	153,717	153,565
Accumulated depreciation	(13,110)	(12,283)

Investments in real estate, net	$140,607	$141,282

The table below summarizes our investments in real estate:

	2012	2011
Land	$30,168	27,089
Building	121,390	109,072
Furniture, fixtures and equipment	2,007	1,267

Total investment in real estate	153,565	137,428
Accumulated depreciation	(12,283)	(9,304)

Investments in real estate, net	$141,282	128,124

Summary of Aggregate Carrying Value of Assets and Liabilities

The following table summarizes the aggregate carrying value of the assets and liabilities associated with the properties acquired during the year ended December 31, 2012, on the respective date of each acquisition, for the real estate accounted for under FASB ASC Topic 805.

Description	Carrying Amount
Assets acquired:
Investments in real estate	$15,397
Intangible asset	353
Liabilities assumed:
Mortgage indebtedness	(10,238)

Carrying amount of net assets acquired	$5,512

The following table summarizes the aggregate carrying value of the assets and liabilities associated with the properties acquired during the year ended December 31, 2012, on the respective date of each acquisition, for the real estate accounted for under FASB ASC Topic 805.

Description	Carrying Amount
Assets acquired:
Investments in real estate	$15,397
Intangible asset	353
Liabilities assumed:
Mortgage indebtedness	(10,238)

Carrying amount of net assets acquired	$5,512

Pro Forma of Financial Information Purport to Represent Results of Operations for Future Periods

Our consolidated unaudited pro forma information, after including the acquisition of real estate properties, is presented below as if the acquisitions occurred on January 1, 2012. These pro forma results are not necessarily indicative of the results which actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods:

Description	For the Three-Month Period Ended March 31, 2012
Total revenue, as reported	$3,990
Pro forma revenue	4,529
Net income (loss) allocable to common shares, as reported	(26)
Pro forma net income (loss) allocable to common shares	(23)

Our consolidated unaudited pro forma information, after including the acquisition of real estate properties, is presented below as if the acquisitions occurred on January 1, 2011. These pro forma results are not necessarily indicative of the results which actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods:

Description	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Total revenue, as reported	$16,629	$8,668
Pro forma revenue	18,308	17,675
Net income (loss) allocable to common shares, as reported	(123)	(112)
Pro forma net income (loss) allocable to common shares	(66)	(55)

Mortgage Indebtedness (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Each Mortgage

Each of our properties is encumbered by a first mortgage. A summary of each mortgage, as of March 31, 2013 and December 31, 2012, is as follows:

	Outstanding Principal
Property	As of March 31, 2013	As of December 31, 2012	Current Interest Rate		Maturity Date

Belle Creek Apartments	10,575	10,575	2.5	(1)	April 28, 2021

Centrepoint Apartments	17,600	17,600	3.7	(2)	January 1, 2019

Copper Mill Apartments	7,350	7,350	5.7	(3)	May 1, 2021

Crestmont Apartments	6,750	6,750	5.7	(3)	May 1, 2021

Cumberland Glen Apartments	6,900	6,900	5.7	(3)	May 1, 2021

Heritage Trace Apartments	5,500	5,500	5.7	(3)	May 1, 2021

Runaway Bay Apartments	10,238	10,238	3.6	(4)	November 1, 2022

Tresa at Arrowhead	27,500	27,500	2.5	(1)	April 28, 2021

Total /Weighted-Average	$92,413	$92,413	3.8%

(1)	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only

(2)	Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule

(3)	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule

(4)	Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule

Each of our properties is encumbered by a first mortgage. A summary of each mortgage, as of December 31, 2012, is as follows:

Property	Outstanding Principal	Current Interest Rate	Maturity Date	Interest Terms
Crestmont Apartments	$6,750	5.7%	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Cumberland Glen Apartments	6,900	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Copper Mill Apartments	7,350	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Heritage Trace Apartments	5,500	5.7	May 1, 2021	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Belle Creek Apartments	10,575	2.5	April 28, 2021	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

Tresa at Arrowhead	27,500	2.5	April 28, 2021	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.

Runaway Bay Apartments	10,238	3.6	November 1, 2022	Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.

Centrepoint Apartments	17,600	3.7	January 1, 2019	Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.

Total/Weighted-Average	$92,413	3.8%

Maturity of Indebtness	The following table displays the principal repayments on of our indebtedness by year:

2013	$213
2014	527
2015	843
2016	905
2017	950
Thereafter	88,975

Total	$92,413

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data

The following table summarizes our quarterly financial data which, in the opinion of management, reflects all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of our results of operations:

	For the Three-Month Periods Ended
	March 31	June 30	September 30	December 31
2012:
Total revenue	$3,990	$4,086	$4,041	$4,512
Net income (loss)	153	239	(14)	49
Net income (loss) allocable to common shares	(26)	(14)	(28)	(55)
Total earnings (loss) per share—Basic(a)	$(0.21)	$(0.04)	$(0.09)	$(0.19)
Total earnings (loss) per share—Diluted(a)	$(0.21)	$(0.04)	$(0.09)	$(0.19)
2011:
Total revenue	$—	$2,174	$3,222	$3,272
Net income (loss)	(63)	(189)	(65)	(53)
Net income (loss) allocable to common shares	(63)	27	(48)	(28)
Total earnings (loss) per share—Basic(a)	$(3.16)	$1.35	$(2.40)	$(1.40)
Total earnings (loss) per share—Diluted(a)	$(3.16)	$1.35	$(2.40)	$(1.40)

(a)	The summation of quarterly per share amounts do not equal the full year amounts.

Organization - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended						12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2013 State Property	Dec. 31, 2012 State Property	Mar. 31, 2012	Dec. 31, 2012 State Property	Dec. 31, 2011	Dec. 31, 2010	Apr. 29, 2011 Property	Jun. 10, 2011 Minimum	Jun. 10, 2011 Maximum	Dec. 31, 2012 Subsidiaries	Apr. 30, 2009 Common Stock Subsidiaries	Jan. 04, 2012 Series Cumulative Non-Voting Preferred Stock	Mar. 31, 2013 Series Cumulative Non-Voting Preferred Stock Person	Dec. 31, 2012 Series Cumulative Non-Voting Preferred Stock Person
Class of Stock [Line Items]
Common stock sold												20,000		125	125
Date of wholly owned subsidiary common stock		Jan 20, 2011			Jan 20, 2011
Common stock, shares authorized									250,000
Common stock, shares authorized										100,000,000
Common stock for sale to public per share subject to discounts	$ 10
Common stock for sale to public per share pursuant to distribution reinvestment plan	$ 9.5
Number of shares issued to RAIT NTR Holdings, LLC				300,000
Additional shares		11,300	25,000								300,000
Minimum offering amount		$ 102	$ 3,000	$ 3,000	$ 3,193	$ 0	$ 0				$ 3,000
Date of common stock sold to Independence Realty Advisors, LLC.		Jan 4, 2012			Jan 4, 2012
Preferred stock designated													12.50%		12.50%
Number of accredited investors not affiliated by the parent company														125	125
Number of multifamily property owned		8	8		8
Number of units located with multifamily properties		2,004	2,004		2,004			6
Number of states in which multifamily properties located		6	6		6

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Advisor fees on gross offering proceeds	1.00%		1.00%
Offering proceeds	$ 3,293		$ 3,225
Cost incurred by advisor	4,392		4,190
Cost reimbursed	34		32
Mortgage indebtedness, carrying value	92,413		92,413	82,175
Taxable income distributable to stockholders	90.00%		90.00%
Anti-dilutive shares outstanding		5,274,900	5,274,900	5,274,900
Mortgages
Significant Accounting Policies [Line Items]
Mortgage indebtedness, fair value	96,557		95,827
Mortgages | Adjustments [Member]
Significant Accounting Policies [Line Items]
Mortgage indebtedness, fair value	$ 95,827
Building and Building Improvements
Significant Accounting Policies [Line Items]
Useful life	40 years		40 years
Equipment and fixtures | Minimum
Significant Accounting Policies [Line Items]
Useful life	5 years		5 years
Equipment and fixtures | Maximum
Significant Accounting Policies [Line Items]
Useful life	10 years		10 years

Investments in Real Estate - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013 Property	Dec. 31, 2012 Property	Apr. 29, 2011 Property	Mar. 31, 2013 Real Estate Investment Property	Dec. 31, 2012 Real Estate Investment Property	Dec. 16, 2011 Centrepoint Apartments Property	Oct. 11, 2012 Runaway Bay Apartments Property
Real Estate Properties [Line Items]
Number of multifamily property owned	8	8		8	8
Number of units located with multifamily properties	2,004	2,004	6	2,004	2,004	320	192
Purchased price of a property						$ 29,500	$ 15,750
Mortgage amount obtained						17,600	10,238
Cash paid for purchase of property							5,512
Contribution value of the initial portfolio			103,790
Limited partner interests issued for acquisition of the initial portfolio			39,215
Limited partner units issued for acquisition of the initial portfolio			3,921,500
Additional Limited partner interests Value			1,250
Additional Limited partner units			125,000
Mortgage indebtedness of operating partnership			$ 64,575
Limited partner interests issued						12,282
Limited partner units issued						12,282,000

Summary of Investments in Real Estate (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Land	$ 30,168	$ 30,168	$ 27,089
Building	121,390	121,390	109,072
Furniture, fixtures and equipment	2,159	2,007	1,267
Total investment in real estate	153,717	153,565	137,428
Accumulated depreciation	(13,110)	(12,283)	(9,304)
Investments in real estate, net	$ 140,607	$ 141,282	$ 128,124

Summary of Aggregate Carrying Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Assets acquired:
Investments in real estate	$ 15,397
Intangible asset	353
Liabilities assumed:
Mortgage indebtedness	(10,238)
Carrying amount of net assets acquired	$ 5,512

Pro Forma of Financial Information Purport to Represent Results of Operations for Future Periods (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Total revenue, as reported	$ 4,688	$ 4,512	$ 4,041	$ 4,086	$ 3,990	$ 3,272	$ 3,222	$ 2,174		$ 16,629	$ 8,668	$ 5
Pro forma revenue										18,308	17,675
Net income (loss) allocable to common shares, as reported	4	(55)	(28)	(14)	(26)	(28)	(48)	27	(63)	(123)	(112)	4
Pro forma net income (loss) allocable to common shares										(66)	(55)
Pro Forma
Real Estate Properties [Line Items]
Total revenue, as reported					3,990
Pro forma revenue					4,529
Net income (loss) allocable to common shares, as reported					(26)
Pro forma net income (loss) allocable to common shares					$ (23)

Summary of Each Mortgage (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	$ 92,413		$ 92,413
Current Interest Rate	3.80%		3.80%
Crestmont Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	6,750		6,750
Current Interest Rate	5.70%	[1]	5.70%
Maturity Date	May 1, 2021		May 1, 2021
Interest Terms			Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	May 1, 2013		May 1, 2013
Amortization schedule	30-year amortization schedule		30-year amortization schedule
Cumberland Glen Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	6,900		6,900
Current Interest Rate	5.70%	[1]	5.70%
Maturity Date	May 1, 2021		May 1, 2021
Interest Terms			Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	May 1, 2013		May 1, 2013
Amortization schedule	30-year amortization schedule		30-year amortization schedule
Copper Mill Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	7,350		7,350
Current Interest Rate	5.70%	[1]	5.70%
Maturity Date	May 1, 2021		May 1, 2021
Interest Terms			Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	May 1, 2013		May 1, 2013
Amortization schedule	30-year amortization schedule		30-year amortization schedule
Heritage Trace Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	5,500		5,500
Current Interest Rate	5.70%	[1]	5.70%
Maturity Date	May 1, 2021		May 1, 2021
Interest Terms			Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	May 1, 2013		May 1, 2013
Amortization schedule	30-year amortization schedule		30-year amortization schedule
Belle Creek Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	10,575		10,575
Current Interest Rate	2.50%	[2]	2.50%
Maturity Date	Apr 28, 2021		Apr 28, 2021
Interest Terms			Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only
Fixed rate of interest	2.50%		2.50%
Debt Instrument Basis Spread On Variable Rate	2.25%		2.25%
Debt number of days of LIBOR against interest rate basis	30-day LIBOR		30-day LIBOR
Tresa At Arrowhead
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	27,500		27,500
Current Interest Rate	2.50%	[2]	2.50%
Maturity Date	Apr 28, 2021		Apr 28, 2021
Interest Terms			Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.
Fixed rate of interest	2.50%		2.50%
Debt Instrument Basis Spread On Variable Rate	2.25%		2.25%
Debt number of days of LIBOR against interest rate basis	30-day LIBOR		30-day LIBOR
Runaway Bay Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	10,238		10,238
Current Interest Rate	3.60%	[3]	3.60%
Maturity Date	Nov 1, 2022		Nov 1, 2022
Interest Terms			Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	Dec 1, 2013		Dec 1, 2013
Amortization schedule	30-year amortization schedule		30-year amortization schdule
Centrepoint Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	$ 17,600		$ 17,600
Current Interest Rate	3.70%	[4]	3.70%
Maturity Date	Jan 1, 2019		Jan 1, 2019
Interest Terms			Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	Feb 1, 2015		Feb 1, 2015
Amortization schedule	30-year amortization schedule		30-year amortization schedule

[1]	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
[2]	Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.
[3]	Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
[4]	Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.

Summary of Each Mortgage (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Crestmont Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	May 1, 2013	May 1, 2013
Amortization schedule	30-year amortization schedule	30-year amortization schedule
Cumberland Glen Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	May 1, 2013	May 1, 2013
Amortization schedule	30-year amortization schedule	30-year amortization schedule
Copper Mill Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	May 1, 2013	May 1, 2013
Amortization schedule	30-year amortization schedule	30-year amortization schedule
Heritage Trace Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	May 1, 2013	May 1, 2013
Amortization schedule	30-year amortization schedule	30-year amortization schedule
Belle Creek Apartments
Mortgage Loans on Real Estate [Line Items]
Fixed rate of interest	2.50%	2.50%
Floating rate	2.25%	2.25%
Debt number of days of LIBOR against interest rate basis	30-day LIBOR	30-day LIBOR
Tresa At Arrowhead
Mortgage Loans on Real Estate [Line Items]
Fixed rate of interest	2.50%	2.50%
Floating rate	2.25%	2.25%
Debt number of days of LIBOR against interest rate basis	30-day LIBOR	30-day LIBOR
Runaway Bay Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	Dec 1, 2013	Dec 1, 2013
Amortization schedule	30-year amortization schedule	30-year amortization schdule
Centrepoint Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	Feb 1, 2015	Feb 1, 2015
Amortization schedule	30-year amortization schedule	30-year amortization schedule

Mortgage Indebtedness - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Sponsor	Mar. 31, 2012 Sponsor	Dec. 31, 2012 Sponsor	Dec. 31, 2011 Sponsor	Sep. 16, 2011 Sponsor	Mar. 31, 2013 Third Parties	Dec. 31, 2012 Third Parties	Sep. 16, 2011 Third Parties	Mar. 31, 2013 Mortgages	Dec. 31, 2012 Mortgages
Mortgage Loans on Real Estate [Line Items]
Debt			$ 92,413			$ 38,075		$ 38,075		$ 64,575	$ 54,338	$ 54,338
Debt sold to third parties													26,500
Interest paid	871	787	3,271	1,727	0	238	241	968	1,347
Fair value of fixed-rate indebtedness														$ 96,557	$ 95,827

Stockholder Equity and Non-Controlling Interest - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended					12 Months Ended			1 Months Ended				1 Months Ended					12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended				3 Months Ended								1 Months Ended					3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Distributions declared for the months of January through March 2013	Feb. 28, 2013 Distributions declared for the months of April through June 2013	Feb. 28, 2013 Noncontrolling Interest Distributions declared for the months of January through March 2013	Feb. 28, 2013 Noncontrolling Interest Distributions declared for the months of April through June 2013	May 07, 2013 Subsequent Event	Feb. 28, 2013 Subsequent Event Distributions declared for the months of January through March 2013	Feb. 28, 2013 Subsequent Event Distributions declared for the months of April through June 2013	Feb. 28, 2013 Subsequent Event Noncontrolling Interest Distributions declared for the months of January through March 2013	Feb. 28, 2013 Subsequent Event Noncontrolling Interest Distributions declared for the months of April through June 2013	Dec. 31, 2012 Nonaffiliated Entity	Dec. 31, 2012 Affiliated Entity	Jan. 04, 2012 Series Cumulative Non-Voting Preferred Stock	Mar. 31, 2013 Series Cumulative Non-Voting Preferred Stock Person	Dec. 31, 2012 Series Cumulative Non-Voting Preferred Stock Person	Feb. 28, 2013 Series A Preferred Stock	Aug. 09, 2012 Series A Preferred Stock	May 10, 2012 Series A Preferred Stock	Feb. 28, 2013 Series A Preferred Stock Dividend Declared	Dec. 31, 2012 Common Stock	Sep. 30, 2012 Common Stock	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Nov. 05, 2012 Common Stock	Aug. 09, 2012 Common Stock	May 10, 2012 Common Stock	Feb. 15, 2012 Common Stock	Feb. 28, 2013 Common Stock Distributions declared for the months of January through March 2013	Feb. 28, 2013 Common Stock Distributions declared for the months of April through June 2013	Feb. 28, 2013 Common Stock Dividend Declared Distributions declared for the months of January through March 2013	Feb. 28, 2013 Common Stock Dividend Declared Distributions declared for the months of April through June 2013	Oct. 31, 2012 Series B Preferred Units	Dec. 31, 2012 Series B Preferred Units	Oct. 11, 2012 Series B Preferred Units
Class of Stock [Line Items]
Preferred stock rate																							$ 0.34722222	$ 0.34722222	$ 0.34722222	$ 0.34153005
Preferred Stock, Dividend Rate, Percentage																				12.50%		12.50%	12.50%	12.50%	12.50%	12.50%
Share Price																							$ 1,000	$ 1,000	$ 1,000	$ 1,000									$ 10	$ 10	$ 10	$ 10
Preferred stock, distribution payment date																							Jun 28, 2013			Jun 30, 2013
Common stock for months																															October, November and December 2012	July, August and September 2012	April, May and June 2012	January, February and March 2012	January through June 2013	April through June 2013	January through March 2013	April through June 2013
Common stock annualized distribution rate																																			6.00%	6.25%	6.00%	6.25%
Dividend rate of common stock																											$ 0.00163934	$ 0.00163934	$ 0.00163934	$ 0.00163934					$ 0.00163934	$ 0.00171233	$ 0.00163934	$ 0.00171233
Non-controlling Interest for months		October, November and December 2012	July, August and September 2012	April, May and June 2012	January, February and March 2012				January through June 2013	April through June 2013				January through March 2013	April through June 2013																									October 11, 2012 through December 31, 2012
Non-controlling Interest per unit per day		$ 0.00163934	$ 0.00163934	$ 0.00163934	$ 0.00163934				$ 0.00163934	$ 0.00171233				$ 0.00163934	$ 0.00171233
Non-controlling Interest, percentage of annualized distribution rate											6.00%	6.25%				6.00%	6.25%
Common Operating Partnership Unit Price										10	10				10	10
Non-controlling Interest distribution rate	$ 2.78					$ 2.78							$ 2.78																											$ 2.78
Redemption price of series B preferred unit	$ 10	$ 10				$ 10
Preferred stock, shares issued	125	125				125	0													125
Preferred Stock par value per share																				$ 0.01
Number of investors																					125	125
Dividend paid																											$ 50	$ 48	$ 48	$ 19
Common stock, shares issued	11,300	25,000																25,063	300,000
Proceeds from issuance of common stock	102	3,000			3,000	3,193	0	0										225	3,000
Non-controlling Interest total		796	796	787	789																																			79
Series B Preferred Units, limited partnership units established																																									400
Series B Preferred Units, preferential cash distributions percentage																																							10.00%
Series B Preferred Units, purchase price per unit base for preferential cash distributions percentage																																							$ 10,000
Series B Preferred Units, limited partnership units issued																																									350
Series B Preferred Units, proceeds from issuance of limited partnership units																																							$ 3,500

Equity Compensation Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Apr. 05, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares issued to Directors			3,000
Minimum proceeds from unaffiliated persons	$ 2,500	$ 2,500
Selling commissions	$ 0	$ 0

Related Party Transactions and Arrangements - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012 Series B Preferred Units	Oct. 11, 2012 Series B Preferred Units	Dec. 31, 2012 Subsidiaries	Feb. 28, 2013 Advisory Agreement	May 07, 2013 Subsequent Event Amendments to remove 2%/25% guidelines
Related Party Transaction [Line Items]
Asset management fee payable to advisor	0.19%			0.19%
Annualized asset management fees	0.75%			0.75%
Asset management fees	$ 82,000		$ 53,000	$ 240,000	$ 9,000	$ 0
Asset management fee payable	82,000	80,000		80,000	9,000
Financing coordination fees	1.00%			1.00%
Financing coordination fees	102,000		0	102,000
Financing coordination fees payable	0	102,000		102,000	0
Sale price of asset	1.00%			1.00%
Disposition fees upon sale of properties	(a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset.			(a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset.
Percentage of sale price of asset	6.00%			6.00%
Disposition fees to advisor	0			0
Gross offering proceeds	6.00%			6.00%
Organization and offering costs	1.00%			1.00%
Reimbursement for services provided	We will not reimburse the advisor for any services for which we will pay the advisor a separate fee.			We will not reimburse the advisor for any services for which we will pay the advisor a separate fee.
Advisor expense	201,000			657,000
Advisor expense reimburse	1,000			32,000
Contract purchase price	6.00%			6.00%
Reimburse advisor acquisition expenses	0			0
Average invested assets percentage	2.00%										2.00%
Net income percentage	25.00%										25.00%
Dealer manager selling commissions percentage	7.00%			7.00%
Dealer manager fees, percentage on gross proceeds from public offering	3.00%			3.00%
Reallocation portion of dealer manager fee	1.50%			1.50%
Dealer manager fees paid to dealer manager	3,000			7,000
Gross proceeds raised in our public offering	15.00%			15.00%
Reimbursable due diligence expenses	0			0
Percentage of gross revenues from the property	4.00%			4.00%
Property management and leasing fees	185,000			655,000	339,000	0
Property management and leasing fees payable	63,000	59,000		59,000	44,000
Advisory agreement				1 year						1 year
Advisory agreement termination date				Apr 7, 2013						Apr 7, 2014
Notice period for termination of advisory agreement without penalty				60 days
Advisory agreement effective date										Apr 7, 2013
Common stock, shares issued	11,300	25,000							300,000
Common stock, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01				$ 10
Proceeds from issuance of common stock	102,000	3,000,000	3,000,000	3,193,000	0	0			3,000,000
Series B Preferred Units, limited partnership units established								400
Series B Preferred Units, preferential cash distributions percentage							10.00%
Series B Preferred Units, purchase price per unit base for preferential cash distributions percentage							$ 10,000
Series B Preferred Units, limited partnership units issued								350
Series B Preferred Units, proceeds from issuance of limited partnership units							$ 3,500,000

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2013 Property	Mar. 31, 2012	Dec. 31, 2012 Property	Dec. 31, 2011	Dec. 31, 2010	May 07, 2013 Subsequent Event Property	Jul. 25, 2013 Subsequent Event	Jul. 25, 2013 Subsequent Event Base Management Fees [Member]	May 07, 2013 Subsequent Event if pre-incentive fee Core FFO does not exceed hurdle rate	May 07, 2013 Subsequent Event if pre-incentive fee Core FFO does not exceed hurdle rate Maximum	May 07, 2013 Subsequent Event if pre-incentive fee Core FFO exceeds hurdle rate	May 07, 2013 Subsequent Event if pre-incentive fee Core FFO exceeds hurdle rate Minimum	May 07, 2013 Subsequent Event Subsidiaries
Subsequent Event [Line Items]
Common stock issued in exchange for limited partnership interest													5,274,900
Limited partnership interest received in exchange for issuance of common stock													5,274,900
Annual Management fee as percentage of average real estate assets						0.75%
Number of multifamily property owned	8		8			8
Quarterly management fee payment rate as percentage of average real estate assets						0.19%
Cumulative gross amount of equity capital, hurdle rate										1.75%		1.75%
Cumulative gross amount of equity capital, annual hurdle rate										7.00%		7.00%
Advisor incentive fee									0.00%		20.00%
Asset management fees	$ 82	$ 53	$ 240	$ 9	$ 0			$ 0
Transfer agent costs to be reimbursed							$ 132

Maturity of Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
2013	$ 213
2014	527
2015	843
2016	905
2017	950
Thereafter	88,975
Total	$ 92,413

Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Information [Line Items]
Total revenue	$ 4,688	$ 4,512		$ 4,041		$ 4,086		$ 3,990		$ 3,272		$ 3,222		$ 2,174				$ 16,629	$ 8,668	$ 5
Net income (loss)	340	49		(14)		239		153		(53)		(65)		(189)		(63)		427	(370)	4
Net income (loss) allocable to common shares	$ 4	$ (55)		$ (28)		$ (14)		$ (26)		$ (28)		$ (48)		$ 27		$ (63)		$ (123)	$ (112)	$ 4
Total earnings (loss) per share-Basic	$ 0.01	$ (0.19)	[1]	$ (0.09)	[1]	$ (0.04)	[1]	$ (0.21)	[1]	$ (1.4)	[1]	$ (2.4)	[1]	$ 1.35	[1]	$ (3.16)	[1]	$ (0.45)	$ (5.6)	$ 0.2
Total earnings (loss) per share-Diluted	$ 0	$ (0.19)	[1]	$ (0.09)	[1]	$ (0.04)	[1]	$ (0.21)	[1]	$ (1.4)	[1]	$ (2.4)	[1]	$ 1.35	[1]	$ (3.16)	[1]	$ (0.45)	$ (5.6)	$ 0.2

[1]	The summation of quarterly per share amounts do not equal the full year amounts.

Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of operating segments	1
Number of reportable segments	1

Schedule III - Real Estate and Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2013
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	$ 30,168
Initial Cost, Building	122,063
Gross Carrying Amount, Land	30,168	[1]
Gross Carrying Amount, Building	123,397	[1]
Accumulated Depreciation- Building	12,283		9,304		13,110
Encumbrances (Unpaid Principal)	(92,413)
Balance, beginning of period	137,428		0
Additions during period:
Acquisitions	15,397		136,834
Improvements to land and building	1,148		868
Deductions during period:
Dispositions of real estate	(408)		(274)
Deconsolidation of real estate	0		0
Balance, end of period	153,565		137,428
Balance, beginning of period	9,304		0
Depreciation expense	3,387		1,771
Dispositions of real estate	(408)		(274)
Balances at acquisition	0	[2]	7,807	[2]
Balance, end of period	12,283		9,304
Crestmont Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Marietta, GA
Initial Cost, Land	3,254
Initial Cost, Building	13,044
Gross Carrying Amount, Land	3,254	[1]
Gross Carrying Amount, Building	13,184	[1]
Accumulated Depreciation- Building	1,776
Encumbrances (Unpaid Principal)	(6,750)
Year of Acquisition	2011
Life of Depreciation	40 years
Copper Mill Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Austin, TX
Initial Cost, Land	3,472
Initial Cost, Building	13,958
Gross Carrying Amount, Land	3,472	[1]
Gross Carrying Amount, Building	14,191	[1]
Accumulated Depreciation- Building	1,927
Encumbrances (Unpaid Principal)	(7,350)
Year of Acquisition	2011
Life of Depreciation	40 years
Cumberland Glen Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Smyrna, GA
Initial Cost, Land	3,100
Initial Cost, Building	13,166
Gross Carrying Amount, Land	3,100	[1]
Gross Carrying Amount, Building	13,323	[1]
Accumulated Depreciation- Building	1,807
Encumbrances (Unpaid Principal)	(6,900)
Year of Acquisition	2011
Life of Depreciation	40 years
Heritage Trace Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Newport News, VA
Initial Cost, Land	2,673
Initial Cost, Building	10,761
Gross Carrying Amount, Land	2,673	[1]
Gross Carrying Amount, Building	11,010	[1]
Accumulated Depreciation- Building	1,489
Encumbrances (Unpaid Principal)	(5,500)
Year of Acquisition	2011
Life of Depreciation	40 years
Belle Creek Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Henderson, CO
Initial Cost, Land	1,890
Initial Cost, Building	7,596
Gross Carrying Amount, Land	1,890	[1]
Gross Carrying Amount, Building	7,835	[1]
Accumulated Depreciation- Building	893
Encumbrances (Unpaid Principal)	(10,575)
Year of Acquisition	2011
Life of Depreciation	40 years
Runaway Bay Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Indianapolis, IN
Initial Cost, Land	3,079
Initial Cost, Building	12,318
Gross Carrying Amount, Land	3,079	[1]
Gross Carrying Amount, Building	12,324	[1]
Accumulated Depreciation- Building	53
Encumbrances (Unpaid Principal)	(10,238)
Year of Acquisition	2012
Life of Depreciation	40 years
Tresa At Arrowhead
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Phoenix, AZ
Initial Cost, Land	7,080
Initial Cost, Building	28,500
Gross Carrying Amount, Land	7,080	[1]
Gross Carrying Amount, Building	28,721	[1]
Accumulated Depreciation- Building	2,675
Encumbrances (Unpaid Principal)	(27,500)
Year of Acquisition	2011
Life of Depreciation	40 years
Centrepoint Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Tucson, AZ
Initial Cost, Land	5,620
Initial Cost, Building	22,720
Gross Carrying Amount, Land	5,620	[1]
Gross Carrying Amount, Building	22,809	[1]
Accumulated Depreciation- Building	1,663
Encumbrances (Unpaid Principal)	(17,600)
Year of Acquisition	2011
Life of Depreciation	40 years
Building
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	1,334
Building | Crestmont Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	140
Building | Copper Mill Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	233
Building | Cumberland Glen Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	157
Building | Heritage Trace Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	249
Building | Belle Creek Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	239
Building | Runaway Bay Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	6
Building | Tresa At Arrowhead
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	221
Building | Centrepoint Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	$ 89

[1]	The aggregate cost basis for federal income tax purposes of our investments in real estate approximates the carrying amount at December 31, 2012.
[2]	Assets and liabilities were recorded at our sponsor's carrying amount pursuant to Staff Accounting Bulletin Topic 5G and ASC 805-50-30-5.